UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)
Catalyst Dynamic Alpha Fund

Class A (CPEAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.38%

How did the Fund perform during the reporting period?

Despite rising more than +18% over the past year, the Fund was unable to outpace the advance of the S&P 500. This was primarily an outcome of being underweight the very largest stocks in the S&P 500. While the Fund owned several semiconductor stocks during the measurement period, the performance drag created by not owning NVIDIA Corporation (NVDA) accounted for a significant amount of underperformance of the Fund relative to the benchmark.

                                             S&P 500 Weight (06/30/24)         Dynamic Alpha Weight (06/30/24)

Microsoft Corp (MSFT)                        7.23%                                                4.34%

NVIDIA Corp (NVDA)                         6.61%                                                0.00%

Apple, Inc. (AAPL)                               6.60%                                                0.00%

Alphabet, Inc. (GOOG/L)                      4.28%                                                0.00%

Amazon.com Inc. (AMZN)                   3.85%                                                4.63%

During the middle six months of the measurement period, the Fund materially outperformed the S&P 500 when breadth in the overall market was more favorable. The resumption of a broader, more inclusive advance could prove favorable to the Funds investment approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
Catalyst Dynamic Alpha Fund - with load
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$27,915
$26,310
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst Dynamic Alpha Fund	Catalyst Dynamic Alpha Fund - with load	S&P 500® Index
06/30/14	$10,000	$9,425	$10,000
06/30/15	$11,698	$11,026	$10,742
06/30/16	$11,968	$11,280	$11,171
06/30/17	$14,212	$13,394	$13,170
06/30/18	$16,668	$15,710	$15,064
06/30/19	$17,176	$16,189	$16,633
06/30/20	$18,052	$17,014	$17,881
06/30/21	$21,774	$20,522	$25,175
06/30/22	$20,299	$19,132	$22,503
06/30/23	$23,659	$22,298	$26,912
06/30/24	$27,915	$26,310	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund
Without Load	17.99%	10.20%	10.81%
With Load	11.21%	8.90%	10.16%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$128,961,981
  Number of Portfolio Holdings35
  Advisory Fee (net of waivers)$1,045,670
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	5.9%
Reit	3.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.2%
Industrials
16.4%
Financials
12.6%
Health Care
11.3%
Consumer Discretionary
10.6%
Collateral for Securities Loaned
5.6%
Energy
4.8%
Consumer Staples
4.8%
Real Estate
3.2%
Materials
2.5%
Money Market Funds
0.7%
Liabilities in Excess of Other Assets
-5.7%

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.7%
Materials	2.5%
Real Estate	3.2%
Consumer Staples	4.8%
Energy	4.8%
Collateral for Securities Loaned	5.6%
Consumer Discretionary	10.6%
Health Care	11.3%
Financials	12.6%
Industrials	16.4%
Technology	33.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	5.6%
Quanta Services, Inc.	5.5%
KLA Corporation	4.9%
Amazon.com, Inc.	4.6%
Deckers Outdoor Corporation	4.4%
Microsoft Corporation	4.3%
Cencora, Inc.	4.2%
Apollo Global Management, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.6%
Amphenol Corporation, Class A	3.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Dynamic Alpha Fund - Class A (CPEAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CPEAX

Catalyst Dynamic Alpha Fund

Class C (CPECX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.14%

How did the Fund perform during the reporting period?

Despite rising more than +17% over the past year, the Fund was unable to outpace the advance of the S&P 500. This was primarily an outcome of being underweight the very largest stocks in the S&P 500. While the Fund owned several semiconductor stocks during the measurement period, the performance drag created by not owning NVIDIA Corporation (NVDA) accounted for a significant amount of underperformance of the Fund relative to the benchmark.

                                             S&P 500 Weight (06/30/24)         Dynamic Alpha Weight (06/30/24)

Microsoft Corp (MSFT)                        7.23%                                                4.34%

NVIDIA Corp (NVDA)                         6.61%                                                0.00%

Apple, Inc. (AAPL)                               6.60%                                                0.00%

Alphabet, Inc. (GOOG/L)                      4.28%                                                0.00%

Amazon.com Inc. (AMZN)                   3.85%                                                4.63%

During the middle six months of the measurement period, the Fund materially outperformed the S&P 500 when breadth in the overall market was more favorable. The resumption of a broader, more inclusive advance could prove favorable to the Funds investment approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$25,902
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Dynamic Alpha Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$11,607	$10,742
Jun-2016	$11,787	$11,171
Jun-2017	$13,895	$13,170
Jun-2018	$16,174	$15,064
Jun-2019	$16,540	$16,633
Jun-2020	$17,248	$17,881
Jun-2021	$20,654	$25,175
Jun-2022	$19,116	$22,503
Jun-2023	$22,109	$26,912
Jun-2024	$25,902	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund	17.16%	9.39%	9.98%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$128,961,981
  Number of Portfolio Holdings35
  Advisory Fee (net of waivers)$1,045,670
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	5.9%
Reit	3.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.7%
Materials	2.5%
Real Estate	3.2%
Consumer Staples	4.8%
Energy	4.8%
Collateral for Securities Loaned	5.6%
Consumer Discretionary	10.6%
Health Care	11.3%
Financials	12.6%
Industrials	16.4%
Technology	33.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	5.6%
Quanta Services, Inc.	5.5%
KLA Corporation	4.9%
Amazon.com, Inc.	4.6%
Deckers Outdoor Corporation	4.4%
Microsoft Corporation	4.3%
Cencora, Inc.	4.2%
Apollo Global Management, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.6%
Amphenol Corporation, Class A	3.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Dynamic Alpha Fund - Class C (CPECX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CPECX

Catalyst Dynamic Alpha Fund

Class I (CPEIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.13%

How did the Fund perform during the reporting period?

Despite rising more than +18% over the past year, the Fund was unable to outpace the advance of the S&P 500. This was primarily an outcome of being underweight the very largest stocks in the S&P 500. While the Fund owned several semiconductor stocks during the measurement period, the performance drag created by not owning NVIDIA Corporation (NVDA) accounted for a significant amount of underperformance of the Fund relative to the benchmark.

                                             S&P 500 Weight (06/30/24)         Dynamic Alpha Weight (06/30/24)

Microsoft Corp (MSFT)                        7.23%                                                4.34%

NVIDIA Corp (NVDA)                         6.61%                                                0.00%

Apple, Inc. (AAPL)                               6.60%                                                0.00%

Alphabet, Inc. (GOOG/L)                      4.28%                                                0.00%

Amazon.com Inc. (AMZN)                   3.85%                                                4.63%

During the middle six months of the measurement period, the Fund materially outperformed the S&P 500 when breadth in the overall market was more favorable. The resumption of a broader, more inclusive advance could prove favorable to the Funds investment approach.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$28,594
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Dynamic Alpha Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$11,712	$10,742
Jun-2016	$12,018	$11,171
Jun-2017	$14,304	$13,170
Jun-2018	$16,822	$15,064
Jun-2019	$17,379	$16,633
Jun-2020	$18,304	$17,881
Jun-2021	$22,139	$25,175
Jun-2022	$20,690	$22,503
Jun-2023	$24,177	$26,912
Jun-2024	$28,594	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund	18.27%	10.47%	11.08%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$128,961,981
  Number of Portfolio Holdings35
  Advisory Fee (net of waivers)$1,045,670
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Money Market Funds	5.9%
Reit	3.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.7%
Money Market Funds	0.7%
Materials	2.5%
Real Estate	3.2%
Consumer Staples	4.8%
Energy	4.8%
Collateral for Securities Loaned	5.6%
Consumer Discretionary	10.6%
Health Care	11.3%
Financials	12.6%
Industrials	16.4%
Technology	33.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	5.6%
Quanta Services, Inc.	5.5%
KLA Corporation	4.9%
Amazon.com, Inc.	4.6%
Deckers Outdoor Corporation	4.4%
Microsoft Corporation	4.3%
Cencora, Inc.	4.2%
Apollo Global Management, Inc.	3.7%
Vertex Pharmaceuticals, Inc.	3.6%
Amphenol Corporation, Class A	3.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Dynamic Alpha Fund - Class I (CPEIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CPEIX

Catalyst Energy Infrastructure Fund

Class A (MLXAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.68%

How did the Fund perform during the reporting period?

The Fund performed in line with expectations and returned +27.9% for the fiscal year ended June 30, 2024 (Class A share). This performance (for Class A) was ahead of our benchmark, the Solactive MLP Infrastructure Total Return Index return of 25.5%.

The sector benefited from strong cash flow growth and disciplined capital allocation. The Fund performed well due to the rising demand for power from data centers driven by the growth of artificial intelligence. Furthermore, global demand for liquefied natural gas (LNG) continues to grow, benefiting US LNG exporters which make up almost 20% of our fund.

Portfolio Holdings

The Fund emphasize on securities with exposure to midstream infrastructure, predominantly fee-based cash flows, better than average visibility around future earnings, and attractive growth prospects. As of June 30, 2024, the Fund held 20 securities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
Catalyst Energy Infrastructure Fund - with load
S&P 500® Index
Solactive MLP Infrastructure Index
$40,000
$30,000
$20,000
$10,000
$0
$31,302
$12,380
$11,668
$9,969
12/22/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst Energy Infrastructure Fund	Catalyst Energy Infrastructure Fund - with load	S&P 500® Index	Solactive MLP Infrastructure Index
12/22/14	$10,000	$9,425	$10,000	$10,000
06/30/15	$10,158	$9,574	$10,031	$9,007
06/30/16	$7,207	$6,793	$10,432	$7,825
06/30/17	$7,883	$7,430	$12,299	$7,773
06/30/18	$7,717	$7,273	$14,067	$6,939
06/30/19	$7,362	$6,939	$15,532	$7,088
06/30/20	$4,516	$4,257	$16,698	$3,939
06/30/21	$7,137	$6,726	$23,509	$6,174
06/30/22	$7,927	$7,471	$21,014	$6,268
06/30/23	$9,677	$9,121	$25,131	$7,943
06/30/24	$12,380	$11,668	$31,302	$9,969

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/22/2014)
Catalyst Energy Infrastructure Fund
Without Load	27.93%	10.95%	2.27%
With Load	20.59%	9.65%	1.63%
S&P 500® Index	24.56%	15.05%	12.73%
Solactive MLP Infrastructure Index	25.51%	7.06%	- 0.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$295,539,016
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$3,012,080
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	-%
Canada	16.4%
United States	83.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Energy	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	10.5%
Cheniere Energy, Inc.	9.9%
Energy Transfer, L.P.	9.4%
NextDecade Corporation	9.4%
Targa Resources Corporation	6.5%
Western Midstream Partners, L.P.	4.5%
EnLink Midstream, LLC	4.4%
Enterprise Products Partners, L.P.	4.4%
ONEOK, Inc.	4.4%
Enbridge, Inc.	4.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Energy Infrastructure Fund - Class A (MLXAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MLXAX

Catalyst Energy Infrastructure Fund

Class C (MLXCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.43%

How did the Fund perform during the reporting period?

The Fund performed in line with expectations and returned +27% for the fiscal year ended June 30, 2024 (Class C share). This performance (for Class C) was ahead of our benchmark, the Solactive MLP Infrastructure Total Return Index return of 25.5%.

The sector benefited from strong cash flow growth and disciplined capital allocation. The Fund performed well due to the rising demand for power from data centers driven by the growth of artificial intelligence. Furthermore, global demand for liquefied natural gas (LNG) continues to grow, benefiting US LNG exporters which make up almost 20% of our fund.

Portfolio Holdings

The Fund emphasize on securities with exposure to midstream infrastructure, predominantly fee-based cash flows, better than average visibility around future earnings, and attractive growth prospects. As of June 30, 2024, the Fund held 20 securities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
S&P 500® Index
Solactive MLP Infrastructure Index
$40,000
$30,000
$20,000
$10,000
$0
$31,302
$11,554
$9,969
Dec-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Energy Infrastructure Fund	S&P 500® Index	Solactive MLP Infrastructure Index
Dec-2014	$10,000	$10,000	$10,000
Jun-2015	$10,135	$10,031	$9,007
Jun-2016	$7,151	$10,432	$7,825
Jun-2017	$7,757	$12,299	$7,773
Jun-2018	$7,540	$14,067	$6,939
Jun-2019	$7,126	$15,532	$7,088
Jun-2020	$4,345	$16,698	$3,939
Jun-2021	$6,812	$23,509	$6,174
Jun-2022	$7,511	$21,014	$6,268
Jun-2023	$9,099	$25,131	$7,943
Jun-2024	$11,554	$31,302	$9,969

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund	26.99%	10.15%	1.53%
S&P 500® Index	24.56%	15.05%	12.73%
Solactive MLP Infrastructure Index	25.51%	7.06%	- 0.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$295,539,016
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$3,012,080
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	-%
Canada	16.4%
United States	83.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Energy	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	10.5%
Cheniere Energy, Inc.	9.9%
Energy Transfer, L.P.	9.4%
NextDecade Corporation	9.4%
Targa Resources Corporation	6.5%
Western Midstream Partners, L.P.	4.5%
EnLink Midstream, LLC	4.4%
Enterprise Products Partners, L.P.	4.4%
ONEOK, Inc.	4.4%
Enbridge, Inc.	4.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Energy Infrastructure Fund - Class C (MLXCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MLXCX

Catalyst Energy Infrastructure Fund

Class I (MLXIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.43%

How did the Fund perform during the reporting period?

The Fund performed in line with expectations and returned +28.2% for the fiscal year ended June 30, 2024 (Class I share). This performance (for Class I) was ahead of our benchmark, the Solactive MLP Infrastructure Total Return Index return of 25.5%.

The sector benefited from strong cash flow growth and disciplined capital allocation. The Fund performed well due to the rising demand for power from data centers driven by the growth of artificial intelligence. Furthermore, global demand for liquefied natural gas (LNG) continues to grow, benefiting US LNG exporters which make up almost 20% of our fund.

Portfolio Holdings

The Fund emphasize on securities with exposure to midstream infrastructure, predominantly fee-based cash flows, better than average visibility around future earnings, and attractive growth prospects. As of June 30, 2024, the Fund held 20 securities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
S&P 500® Index
Solactive MLP Infrastructure Index
$40,000
$30,000
$20,000
$10,000
$0
$31,302
$12,689
$9,969
Dec-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Energy Infrastructure Fund	S&P 500® Index	Solactive MLP Infrastructure Index
Dec-2014	$10,000	$10,000	$10,000
Jun-2015	$10,176	$10,031	$9,007
Jun-2016	$7,239	$10,432	$7,825
Jun-2017	$7,935	$12,299	$7,773
Jun-2018	$7,801	$14,067	$6,939
Jun-2019	$7,447	$15,532	$7,088
Jun-2020	$4,583	$16,698	$3,939
Jun-2021	$7,259	$23,509	$6,174
Jun-2022	$8,084	$21,014	$6,268
Jun-2023	$9,897	$25,131	$7,943
Jun-2024	$12,689	$31,302	$9,969

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund	28.21%	11.25%	2.53%
S&P 500® Index	24.56%	15.05%	12.73%
Solactive MLP Infrastructure Index	25.51%	7.06%	- 0.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$295,539,016
  Number of Portfolio Holdings21
  Advisory Fee (net of waivers)$3,012,080
  Portfolio Turnover22%

Asset Weighting (% of total investments)

Value	Value
Other Assets in Excess of Liabilities	-%
Canada	16.4%
United States	83.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Energy	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Williams Companies, Inc. (The)	10.5%
Cheniere Energy, Inc.	9.9%
Energy Transfer, L.P.	9.4%
NextDecade Corporation	9.4%
Targa Resources Corporation	6.5%
Western Midstream Partners, L.P.	4.5%
EnLink Midstream, LLC	4.4%
Enterprise Products Partners, L.P.	4.4%
ONEOK, Inc.	4.4%
Enbridge, Inc.	4.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Energy Infrastructure Fund - Class I (MLXIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-MLXIX

Catalyst Insider Buying Fund

Class A (INSAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.54%

How did the Fund perform during the reporting period?

The Fund invests in large-capitalization U.S. companies that are experiencing corporate insider buying. We believe that corporate insiders understand their own firm better than any outside investor possibly could. The advisor uses public information that is filed with the Securities and Exchange Commission (SEC) on corporate insider and large shareholder buying and selling activity for its investment decisions. Numerous academic studies and our own research of insider trading data over long periods of time have resulted in the development of a proprietary method of analyzing activity that we believe can provide longterm capital appreciation.

Over the past year, we have witnessed diverse insider buying across sectors. With a wide range of insider buying opportunities to choose from, we focused on the insider buying at companies that in our opinion have the highest quality earnings growth potential and revenue growth potential. During the fiscal year ended June 30 2024, the Fund (39.01%), without load outperformed the S&P500 Total Return Index (24.56%) benchmark. The outperformance relative to the benchmark was driven by strong performance from secular, high growth companies amid a resilient market. The Fund’s performance includes relative outperformance from holdings in the healthcare and financials sectors and relative underperformance in the consumer discretionary sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
Catalyst Insider Buying Fund - with load
S&P 500® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$4,000
$33,521
$13,692
$12,904
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst Insider Buying Fund	Catalyst Insider Buying Fund - with load	S&P 500® Index
06/30/14	$10,000	$9,425	$10,000
06/30/15	$9,856	$9,289	$10,742
06/30/16	$8,708	$8,207	$11,171
06/30/17	$10,138	$9,555	$13,170
06/30/18	$12,151	$11,452	$15,064
06/30/19	$12,642	$11,915	$16,633
06/30/20	$12,124	$11,427	$17,881
06/30/21	$15,790	$14,882	$25,175
06/30/22	$7,429	$7,002	$22,503
06/30/23	$9,849	$9,283	$26,912
06/30/24	$13,692	$12,904	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund
Without Load	39.01%	1.61%	3.19%
With Load	31.02%	0.41%	2.58%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$18,620,907
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$46,807
Portfolio Turnover	183%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.3%
Money Market Funds	22.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Collateral for Securities Loaned 29.1%
Technology 27.6%
Health Care 21.5%
Consumer Discretionary 19.8%
Financials 18.6%
Communications 4.8%
Energy 2.8%
Consumer Staples 2.7%
Industrials 2.0%
Money Market Funds 0.3%
Liabilities in Excess of Other Assets -29.2%

Value	Value
Liabilities in Excess of Other Assets	-29.2%
Money Market Funds	0.3%
Industrials	2.0%
Consumer Staples	2.7%
Energy	2.8%
Communications	4.8%
Financials	18.6%
Consumer Discretionary	19.8%
Health Care	21.5%
Technology	27.6%
Collateral for Securities Loaned	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.1%
DraftKings, Inc., Class A	9.7%
TransMedics Group, Inc.	5.3%
Ensign Group, Inc. (The)	5.1%
Opera Ltd.	4.8%
Medpace Holdings, Inc.	4.8%
LPL Financial Holdings, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
Kinsale Capital Group, Inc.	4.5%
Novo Nordisk A/S	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Insider Buying Fund - Class A (INSAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-INSAX

Catalyst Insider Buying Fund

Class C (INSCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.29%

How did the Fund perform during the reporting period?

The Fund invests in large-capitalization U.S. companies that are experiencing corporate insider buying. We believe that corporate insiders understand their own firm better than any outside investor possibly could. The advisor uses public information that is filed with the Securities and Exchange Commission (SEC) on corporate insider and large shareholder buying and selling activity for its investment decisions. Numerous academic studies and our own research of insider trading data over long periods of time have resulted in the development of a proprietary method of analyzing activity that we believe can provide longterm capital appreciation.

Over the past year, we have witnessed diverse insider buying across sectors. With a wide range of insider buying opportunities to choose from, we focused on the insider buying at companies that in our opinion have the highest quality earnings growth potential and revenue growth potential. During the fiscal year ended June 30 2024, the Fund (37.98%), without load outperformed the S&P500 Total Return Index (24.56%) benchmark. The outperformance relative to the benchmark was driven by strong performance from secular, high growth companies amid a resilient market. The Fund’s performance includes relative outperformance from holdings in the healthcare and financials sectors and relative underperformance in the consumer discretionary sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
S&P 500® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$4,000
$33,521
$12,713
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Insider Buying Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,788	$10,742
Jun-2016	$8,587	$11,171
Jun-2017	$9,917	$13,170
Jun-2018	$11,802	$15,064
Jun-2019	$12,183	$16,633
Jun-2020	$11,602	$17,881
Jun-2021	$14,992	$25,175
Jun-2022	$7,005	$22,503
Jun-2023	$9,213	$26,912
Jun-2024	$12,713	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund	37.98%	0.85%	2.43%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$18,620,907
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$46,807
Portfolio Turnover	183%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.3%
Money Market Funds	22.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-29.2%
Money Market Funds	0.3%
Industrials	2.0%
Consumer Staples	2.7%
Energy	2.8%
Communications	4.8%
Financials	18.6%
Consumer Discretionary	19.8%
Health Care	21.5%
Technology	27.6%
Collateral for Securities Loaned	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.1%
DraftKings, Inc., Class A	9.7%
TransMedics Group, Inc.	5.3%
Ensign Group, Inc. (The)	5.1%
Opera Ltd.	4.8%
Medpace Holdings, Inc.	4.8%
LPL Financial Holdings, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
Kinsale Capital Group, Inc.	4.5%
Novo Nordisk A/S	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Insider Buying Fund - Class C (INSCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-INSCX

Catalyst Insider Buying Fund

Class I (INSIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$129	1.29%

How did the Fund perform during the reporting period?

The Fund invests in large-capitalization U.S. companies that are experiencing corporate insider buying. We believe that corporate insiders understand their own firm better than any outside investor possibly could. The advisor uses public information that is filed with the Securities and Exchange Commission (SEC) on corporate insider and large shareholder buying and selling activity for its investment decisions. Numerous academic studies and our own research of insider trading data over long periods of time have resulted in the development of a proprietary method of analyzing activity that we believe can provide longterm capital appreciation.

Over the past year, we have witnessed diverse insider buying across sectors. With a wide range of insider buying opportunities to choose from, we focused on the insider buying at companies that in our opinion have the highest quality earnings growth potential and revenue growth potential. During the fiscal year ended June 30 2024, the Fund (39.39%), without load outperformed the S&P500 Total Return Index (24.56%) benchmark. The outperformance relative to the benchmark was driven by strong performance from secular, high growth companies amid a resilient market. The Fund’s performance includes relative outperformance from holdings in the healthcare and financials sectors and relative underperformance in the consumer discretionary sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
S&P 500® Index
$36,000
$32,000
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
$4,000
$33,521
$14,061
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Insider Buying Fund	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,884	$10,742
Jun-2016	$8,761	$11,171
Jun-2017	$10,226	$13,170
Jun-2018	$12,288	$15,064
Jun-2019	$12,813	$16,633
Jun-2020	$12,327	$17,881
Jun-2021	$16,091	$25,175
Jun-2022	$7,592	$22,503
Jun-2023	$10,088	$26,912
Jun-2024	$14,061	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund	39.39%	1.88%	3.47%
S&P 500® Index	24.56%	15.05%	12.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$18,620,907
Number of Portfolio Holdings	40
Advisory Fee (net of waivers)	$46,807
Portfolio Turnover	183%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.3%
Money Market Funds	22.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-29.2%
Money Market Funds	0.3%
Industrials	2.0%
Consumer Staples	2.7%
Energy	2.8%
Communications	4.8%
Financials	18.6%
Consumer Discretionary	19.8%
Health Care	21.5%
Technology	27.6%
Collateral for Securities Loaned	29.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.1%
DraftKings, Inc., Class A	9.7%
TransMedics Group, Inc.	5.3%
Ensign Group, Inc. (The)	5.1%
Opera Ltd.	4.8%
Medpace Holdings, Inc.	4.8%
LPL Financial Holdings, Inc.	4.7%
Axcelis Technologies, Inc.	4.6%
Kinsale Capital Group, Inc.	4.5%
Novo Nordisk A/S	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Insider Buying Fund - Class I (INSIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-INSIX

Catalyst/Lyons Tactical Allocation Fund

Class A (CLTAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.56%

How did the Fund perform during the reporting period?

Performance of the Fund in fiscal year 2024 was driven by general equity market strength that steered our risk model to positive signals each month of the year, directing a full equity allocation throughout the period. What typically follows from this all-equity allocation, from a benchmark perspective, is both higher up-capture potential relative to the Fund’s benchmark – which remains continuously balanced across asset classes at all times - and higher down-capture potential. The Fund performed as expected in this environment, outpacing the benchmark to the upside when equity markets were positive, and trailing the benchmark to the downside when equity markets were down.

The Fund's performance benefitted from strength in a small risk hedge that buffered downside during the September-October 2023 market weakness, bringing Fund performance generally in line with the benchmark during this time when the aforementioned down capture would have led to underperformance. As a concentrated portfolio of 25 domestic stocks with high active share, sector allocation and individual stock selection further impacted performance during a period of heightened volatility and weak breadth for equities. The Fund had a small allocation to the Technology sector and no exposure to the Communication Services sector - both sectors carried equity markets via the Magnificent Seven. With equity markets generating strong gains in eight of the 12 months of the fiscal year, the Fund’s equity portfolio lagged without the benefit of high marketcap weighting to the Magnificent Seven.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Lyons Tactical Allocation Fund
Catalyst/Lyons Tactical Allocation Fund - with load
S&P 500® Index
Lipper Flexible Portfolio Index
$40,000
$30,000
$20,000
$10,000
$0
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
$33,521
$17,673
$17,427
$16,430

	Catalyst/Lyons Tactical Allocation Fund	Catalyst/Lyons Tactical Allocation Fund - with load	S&P 500® Index	Lipper Flexible Portfolio Index
06/30/14	$10,000	$9,428	$10,000	$10,000
06/30/15	$10,474	$9,875	$10,742	$9,941
06/30/16	$10,365	$9,772	$11,171	$9,871
06/30/17	$12,006	$11,319	$13,170	$11,125
06/30/18	$14,046	$13,243	$15,064	$11,888
06/30/19	$13,104	$12,354	$16,633	$12,589
06/30/20	$13,198	$12,443	$17,881	$13,017
06/30/21	$18,801	$17,725	$25,175	$16,848
06/30/22	$15,167	$14,299	$22,503	$14,565
06/30/23	$15,750	$14,849	$26,912	$15,853
06/30/24	$17,427	$16,430	$33,521	$17,673

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Lyons Tactical Allocation Fund
Without Load	10.65%	5.87%	5.71%
With Load	4.28%	4.62%	5.09%
S&P 500® Index	24.56%	15.05%	12.86%
Lipper Flexible Portfolio Index	11.52%	7.01%	5.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$36,730,891
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$234,633
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Money Market Funds	15.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
19.3%
Industrials
18.0%
Money Market Funds
15.1%
Health Care
13.0%
Technology
10.4%
Consumer Staples
7.5%
Materials
6.8%
Energy
5.5%
Other Assets in Excess of Liabilities
4.4%

Value	Value
Other Assets in Excess of Liabilities	4.4%
Energy	5.5%
Materials	6.8%
Consumer Staples	7.5%
Technology	10.4%
Health Care	13.0%
Money Market Funds	15.1%
Industrials	18.0%
Consumer Discretionary	19.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.1%
Lennox International, Inc.	4.4%
Costco Wholesale Corporation	4.3%
HCA Healthcare, Inc.	3.9%
Microsoft Corporation	3.7%
WW Grainger, Inc.	3.7%
Waste Management, Inc.	3.7%
Steel Dynamics, Inc.	3.7%
Marriott International, Inc., Class A	3.6%
Apple, Inc.	3.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Lyons Tactical Allocation Fund - Class A (CLTAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CLTAX

Catalyst/Lyons Tactical Allocation Fund

Class C (CLTCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$232	2.32%

How did the Fund perform during the reporting period?

Performance of the Fund in fiscal year 2024 was driven by general equity market strength that steered our risk model to positive signals each month of the year, directing a full equity allocation throughout the period. What typically follows from this all-equity allocation, from a benchmark perspective, is both higher up-capture potential relative to the Fund’s benchmark – which remains continuously balanced across asset classes at all times - and higher down-capture potential. The Fund performed as expected in this environment, outpacing the benchmark to the upside when equity markets were positive, and trailing the benchmark to the downside when equity markets were down.

The Fund's performance benefitted from strength in a small risk hedge that buffered downside during the September-October 2023 market weakness, bringing Fund performance generally in line with the benchmark during this time when the aforementioned down capture would have led to underperformance. As a concentrated portfolio of 25 domestic stocks with high active share, sector allocation and individual stock selection further impacted performance during a period of heightened volatility and weak breadth for equities. The Fund had a small allocation to the Technology sector and no exposure to the Communication Services sector - both sectors carried equity markets via the Magnificent Seven. With equity markets generating strong gains in eight of the 12 months of the fiscal year, the Fund’s equity portfolio lagged without the benefit of high marketcap weighting to the Magnificent Seven.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Lyons Tactical Allocation Fund
S&P 500® Index
Lipper Flexible Portfolio Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$17,673
$16,158
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/Lyons Tactical Allocation Fund	S&P 500® Index	Lipper Flexible Portfolio Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,393	$10,742	$9,941
Jun-2016	$10,204	$11,171	$9,871
Jun-2017	$11,734	$13,170	$11,125
Jun-2018	$13,624	$15,064	$11,888
Jun-2019	$12,611	$16,633	$12,589
Jun-2020	$12,607	$17,881	$13,017
Jun-2021	$17,834	$25,175	$16,848
Jun-2022	$14,279	$22,503	$14,565
Jun-2023	$14,714	$26,912	$15,853
Jun-2024	$16,158	$33,521	$17,673

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Lyons Tactical Allocation Fund	9.81%	5.08%	4.92%
S&P 500® Index	24.56%	15.05%	12.86%
Lipper Flexible Portfolio Index	11.52%	7.01%	5.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$36,730,891
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$234,633
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Money Market Funds	15.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.4%
Energy	5.5%
Materials	6.8%
Consumer Staples	7.5%
Technology	10.4%
Health Care	13.0%
Money Market Funds	15.1%
Industrials	18.0%
Consumer Discretionary	19.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.1%
Lennox International, Inc.	4.4%
Costco Wholesale Corporation	4.3%
HCA Healthcare, Inc.	3.9%
Microsoft Corporation	3.7%
WW Grainger, Inc.	3.7%
Waste Management, Inc.	3.7%
Steel Dynamics, Inc.	3.7%
Marriott International, Inc., Class A	3.6%
Apple, Inc.	3.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Lyons Tactical Allocation Fund - Class C (CLTCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CLTCX

Catalyst/Lyons Tactical Allocation Fund

Class I (CLTIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.30%

How did the Fund perform during the reporting period?

Performance of the Fund in fiscal year 2024 was driven by general equity market strength that steered our risk model to positive signals each month of the year, directing a full equity allocation throughout the period. What typically follows from this all-equity allocation, from a benchmark perspective, is both higher up-capture potential relative to the Fund’s benchmark – which remains continuously balanced across asset classes at all times - and higher down-capture potential. The Fund performed as expected in this environment, outpacing the benchmark to the upside when equity markets were positive, and trailing the benchmark to the downside when equity markets were down.

The Fund's performance benefitted from strength in a small risk hedge that buffered downside during the September-October 2023 market weakness, bringing Fund performance generally in line with the benchmark during this time when the aforementioned down capture would have led to underperformance. As a concentrated portfolio of 25 domestic stocks with high active share, sector allocation and individual stock selection further impacted performance during a period of heightened volatility and weak breadth for equities. The Fund had a small allocation to the Technology sector and no exposure to the Communication Services sector - both sectors carried equity markets via the Magnificent Seven. With equity markets generating strong gains in eight of the 12 months of the fiscal year, the Fund’s equity portfolio lagged without the benefit of high marketcap weighting to the Magnificent Seven.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/Lyons Tactical Allocation Fund
S&P 500® Index
Lipper Flexible Portfolio Index
$40,000
$30,000
$20,000
$10,000
$0
$33,521
$17,867
$17,673
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/Lyons Tactical Allocation Fund	S&P 500® Index	Lipper Flexible Portfolio Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,501	$10,742	$9,941
Jun-2016	$10,418	$11,171	$9,871
Jun-2017	$12,099	$13,170	$11,125
Jun-2018	$14,189	$15,064	$11,888
Jun-2019	$13,263	$16,633	$12,589
Jun-2020	$13,398	$17,881	$13,017
Jun-2021	$19,141	$25,175	$16,848
Jun-2022	$15,476	$22,503	$14,565
Jun-2023	$16,103	$26,912	$15,853
Jun-2024	$17,867	$33,521	$17,673

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/Lyons Tactical Allocation Fund	10.95%	6.14%	5.98%
S&P 500® Index	24.56%	15.05%	12.86%
Lipper Flexible Portfolio Index	11.52%	7.01%	5.86%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$36,730,891
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$234,633
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Money Market Funds	15.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.4%
Energy	5.5%
Materials	6.8%
Consumer Staples	7.5%
Technology	10.4%
Health Care	13.0%
Money Market Funds	15.1%
Industrials	18.0%
Consumer Discretionary	19.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	15.1%
Lennox International, Inc.	4.4%
Costco Wholesale Corporation	4.3%
HCA Healthcare, Inc.	3.9%
Microsoft Corporation	3.7%
WW Grainger, Inc.	3.7%
Waste Management, Inc.	3.7%
Steel Dynamics, Inc.	3.7%
Marriott International, Inc., Class A	3.6%
Apple, Inc.	3.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/Lyons Tactical Allocation Fund - Class I (CLTIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CLTIX

Catalyst/MAP Global Equity Fund

Class A (CAXAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.21%

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle as over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the year was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. We are currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
Catalyst/MAP Global Equity Fund - with load
MSCI ACWI Gross (USD)
MSCI ACWI VALUE Gross (USD)
$24,000
$20,000
$16,000
$12,000
$8,000
$23,646
$18,182
$17,638
$16,624
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst/MAP Global Equity Fund	Catalyst/MAP Global Equity Fund - with load	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
06/30/14	$10,000	$9,425	$10,000	$10,000
06/30/15	$9,642	$9,087	$10,123	$9,725
06/30/16	$9,765	$9,203	$9,802	$9,333
06/30/17	$11,594	$10,927	$11,706	$11,184
06/30/18	$12,579	$11,856	$13,030	$11,872
06/30/19	$13,258	$12,495	$13,854	$12,482
06/30/20	$12,355	$11,645	$14,220	$11,090
06/30/21	$16,198	$15,266	$19,890	$15,450
06/30/22	$14,998	$14,135	$16,833	$14,296
06/30/23	$16,146	$15,217	$19,717	$15,844
06/30/24	$17,638	$16,624	$23,646	$18,182

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund
Without Load	9.24%	5.88%	5.84%
With Load	2.96%	4.63%	5.21%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$75,232,194
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$452,057
Portfolio Turnover	22%

Fund Statistics

Value	Value
Common Stocks	92.8%
Exchange-Traded Funds	6.8%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples
22.7%
Technology
15.6%
Health Care
14.2%
Communications
14.2%
Materials
9.7%
Industrials
6.4%
Commodity
4.0%
Consumer Discretionary
4.0%
Energy
3.8%
Fixed Income
2.8%
Utilities
2.0%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.4%
Utilities	2.0%
Fixed Income	2.8%
Energy	3.8%
Consumer Discretionary	4.0%
Commodity	4.0%
Industrials	6.4%
Materials	9.7%
Communications	14.2%
Health Care	14.2%
Technology	15.6%
Consumer Staples	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.9%
Tetra Tech, Inc.	4.6%
SPDR Gold MiniShares Trust	4.0%
Bunge Global S.A.	3.9%
Sanofi	3.8%
Meta Platforms, Inc., Class A	3.6%
Vivendi S.A.	3.6%
Novartis A.G.	3.5%
Walmart, Inc.	3.3%
Applied Materials, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/MAP Global Equity Fund - Class A (CAXAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CAXAX

Catalyst/MAP Global Equity Fund

Class C (CAXCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.96%

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle as over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the year was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. We are currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
MSCI ACWI Gross (USD)
MSCI ACWI VALUE Gross (USD)
$24,000
$20,000
$16,000
$12,000
$8,000
$23,646
$18,182
$16,343
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/MAP Global Equity Fund	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,571	$10,123	$9,725
Jun-2016	$9,622	$9,802	$9,333
Jun-2017	$11,324	$11,706	$11,184
Jun-2018	$12,199	$13,030	$11,872
Jun-2019	$12,758	$13,854	$12,482
Jun-2020	$11,796	$14,220	$11,090
Jun-2021	$15,356	$19,890	$15,450
Jun-2022	$14,117	$16,833	$14,296
Jun-2023	$15,076	$19,717	$15,844
Jun-2024	$16,343	$23,646	$18,182

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund	8.40%	5.08%	5.03%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$75,232,194
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$452,057
Portfolio Turnover	22%

Fund Statistics

Value	Value
Common Stocks	92.8%
Exchange-Traded Funds	6.8%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.4%
Utilities	2.0%
Fixed Income	2.8%
Energy	3.8%
Consumer Discretionary	4.0%
Commodity	4.0%
Industrials	6.4%
Materials	9.7%
Communications	14.2%
Health Care	14.2%
Technology	15.6%
Consumer Staples	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.9%
Tetra Tech, Inc.	4.6%
SPDR Gold MiniShares Trust	4.0%
Bunge Global S.A.	3.9%
Sanofi	3.8%
Meta Platforms, Inc., Class A	3.6%
Vivendi S.A.	3.6%
Novartis A.G.	3.5%
Walmart, Inc.	3.3%
Applied Materials, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/MAP Global Equity Fund - Class C (CAXCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CAXCX

Catalyst/MAP Global Equity Fund

Class I (CAXIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.96%

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle as over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the year was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. We are currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
MSCI ACWI Gross (USD)
MSCI ACWI VALUE Gross (USD)
$24,000
$20,000
$16,000
$12,000
$8,000
$23,646
$18,182
$18,096
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/MAP Global Equity Fund	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,667	$10,123	$9,725
Jun-2016	$9,818	$9,802	$9,333
Jun-2017	$11,675	$11,706	$11,184
Jun-2018	$12,709	$13,030	$11,872
Jun-2019	$13,433	$13,854	$12,482
Jun-2020	$12,548	$14,220	$11,090
Jun-2021	$16,490	$19,890	$15,450
Jun-2022	$15,310	$16,833	$14,296
Jun-2023	$16,521	$19,717	$15,844
Jun-2024	$18,096	$23,646	$18,182

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund	9.54%	6.14%	6.11%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$75,232,194
Number of Portfolio Holdings	50
Advisory Fee (net of waivers)	$452,057
Portfolio Turnover	22%

Fund Statistics

Value	Value
Common Stocks	92.8%
Exchange-Traded Funds	6.8%
Money Market Funds	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.4%
Utilities	2.0%
Fixed Income	2.8%
Energy	3.8%
Consumer Discretionary	4.0%
Commodity	4.0%
Industrials	6.4%
Materials	9.7%
Communications	14.2%
Health Care	14.2%
Technology	15.6%
Consumer Staples	22.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	4.9%
Tetra Tech, Inc.	4.6%
SPDR Gold MiniShares Trust	4.0%
Bunge Global S.A.	3.9%
Sanofi	3.8%
Meta Platforms, Inc., Class A	3.6%
Vivendi S.A.	3.6%
Novartis A.G.	3.5%
Walmart, Inc.	3.3%
Applied Materials, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/MAP Global Equity Fund - Class I (CAXIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CAXIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024        $32,311

2023        $57,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024        $13,333

2023        $13,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FINANCIAL STATEMENTS

Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Energy Infrastructure Fund
(MLXAX, MLXCX, MLXIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst/Lyons Tactical Allocation Fund
(CLTAX, CLTCX,CLTIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)

June 30, 2024

Mutual Fund Series Trust

CATALYST FUNDS
FINANCIAL STATEMENTS
TABLE OF CONTENTS

Schedules of Investments	Page 1

Statements of Assets and Liabilities	Page 14

Statements of Operations	Page 16

Statements of Changes in Net Assets	Page 18

Financial Highlights	Page 20

Notes to Financial Statements	Page 30

Report of Independent Registered Public Accounting Firm	Page 42

Supplemental Information	Page 43

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 0.6%
81	TransDigm Group, Inc.	$103,486

	APPAREL & TEXTILE PRODUCTS - 0.2%
275	Crocs, Inc.(a)	40,134

	ASSET MANAGEMENT - 14.2%
350	Ameriprise Financial, Inc.	149,517
2,820	Apollo Global Management, Inc.	332,957
2,485	Ares Management Corporation, CLASS A(b)	331,201
2,380	KKR & Company, Inc.(b)	250,471
3,170	LPL Financial Holdings, Inc.	885,381
5,565	Raymond James Financial, Inc.(b)	687,890
		2,637,417
	AUTOMOTIVE - 0.1%
700	XPEL, Inc.(a)	24,892

	BEVERAGES - 2.7%
8,825	Celsius Holdings, Inc.(a)	503,819

	BIOTECH & PHARMA - 9.7%
5,800	Novo Nordisk A/S - ADR	827,892
6,525	TransMedics Group, Inc.(a),(b)	982,796
		1,810,688
	ELECTRICAL EQUIPMENT - 1.3%
5,000	Napco Security Technologies, Inc.(b)	259,750

	HEALTH CARE FACILITIES & SERVICES - 11.6%
7,750	Ensign Group, Inc. (The)(b)	958,597
600	HCA Healthcare, Inc.(b)	192,768
2,150	Medpace Holdings, Inc.(a)	885,477
245	UnitedHealth Group, Inc.	124,769
		2,161,611

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 4.5%
2,175	Kinsale Capital Group, Inc.	$837,984

	INTERNET MEDIA & SERVICES - 4.8%
63,700	Opera Ltd. - ADR(b)	894,348

	LEISURE FACILITIES & SERVICES - 9.8%
47,200	DraftKings, Inc., Class A(a)	1,801,624

	MACHINERY - 0.1%
115	Veralto Corporation(b)	10,979

	MEDICAL EQUIPMENT & DEVICES - 0.1%
62	Danaher Corporation(b)	15,491

	OIL & GAS PRODUCERS - 2.8%
1,120	Murphy USA, Inc.	525,795

	RETAIL - DISCRETIONARY - 7.6%
222	AutoZone, Inc.(a)	658,030
685	O’Reilly Automotive, Inc.(a)	723,401
100	Ulta Beauty, Inc.(a)	38,587
		1,420,018
	SEMICONDUCTORS - 4.6%
6,000	Axcelis Technologies, Inc.(a)	853,140

	SOFTWARE - 11.3%
6,900	Fortinet, Inc.(a)	415,863
725	Microsoft Corporation	324,039
14,000	Oddity Tech Ltd.(a),(b)	549,640
1,375	Synopsys, Inc.(a),(b)	818,208
		2,107,750
	TECHNOLOGY HARDWARE - 2.6%
1,375	Arista Networks, Inc.(a)	481,910

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 9.1%
8	Fair Isaac Corporation(a)	$11,909
1,745	Fiserv, Inc.(a)	260,075
1,056	Mastercard, Inc., Class A	465,865
1,480	MSCI, Inc.	712,990
920	Visa, Inc., Class A	241,472
		1,692,311
	WHOLESALE - DISCRETIONARY - 2.1%
7,320	Copart, Inc.(a)	396,451

	TOTAL COMMON STOCKS (Cost $17,065,964)	18,579,598

	SHORT-TERM INVESTMENTS — 29.4%
	COLLATERAL FOR SECURITIES LOANED - 29.2%
5,425,661	Mount Vernon Liquid Assets Portfolio, 5.46%(c)(d) (Cost $5,425,661)	5,425,661

	MONEY MARKET FUND - 0.2%
45,691	First American Treasury Obligations Fund, Class X, 5.21%(c) (Cost $45,691)	45,691

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,471,352)	5,471,352

	TOTAL INVESTMENTS - 129.2% (Cost $22,537,316)	$24,050,950
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.2)%	(5,430,043)
	NET ASSETS - 100.0%	$18,620,907

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The Total fair value of the securities on loan as of June 30, 2024 was $5,333,837.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $5,425,661 at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	OIL & GAS PRODUCERS - 99.8%
167,849	Cheniere Energy, Inc.	$29,345,041
130,782	DT Midstream, Inc.	9,289,445
359,711	Enbridge, Inc.	12,802,114
1,705,983	Energy Transfer, L.P.	27,671,045
950,300	EnLink Midstream, LLC	13,076,128
451,205	Enterprise Products Partners, L.P.	13,075,921
298,710	Gibson Energy, Inc.	5,075,981
167,941	Hess Midstream, L.P., Class A	6,119,770
212,964	Keyera Corporation	5,897,637
508,398	Kinder Morgan, Inc.	10,101,868
238,002	Kinetik Holdings, Inc.	9,862,803
261,565	MPLX, L.P.	11,140,053
3,476,616	NextDecade Corporation(a)	27,604,331
160,156	ONEOK, Inc.	13,060,722
329,879	Pembina Pipeline Corporation	12,231,913
665,645	Plains GP Holdings, L.P., Class A	12,527,439
149,644	Targa Resources Corporation	19,271,154
325,166	TC Energy Corporation	12,323,791
334,265	Western Midstream Partners, L.P.	13,280,348
732,072	Williams Companies, Inc. (The)	31,113,061
		294,870,565

	TOTAL COMMON STOCKS (Cost $199,379,857)	294,870,565

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
558,680	First American Treasury Obligations Fund, Class X, 5.21% (b) (Cost $558,680)	558,680

	TOTAL INVESTMENTS - 100.0% (Cost $199,938,537)	$295,429,245
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	109,771
	NET ASSETS - 100.0%	$295,539,016

LLC	- Limited Liability Company
LP	- Limited Partnership

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6%
	AEROSPACE & DEFENSE - 1.8%
65,840	Kratos Defense & Security Solutions, Inc.(a)(b)	$1,317,458

	BEVERAGES - 3.9%
55,000	Arca Continental COM NPV	540,816
5,739	Diageo plc - ADR	723,573
4,950,000	Thai Beverage PCL	1,642,772
		2,907,161
	BIOTECH & PHARMA - 11.7%
9,900	Johnson & Johnson	1,446,984
25,002	Novartis A.G. - ADR	2,661,713
59,750	Sanofi - ADR	2,899,070
143,000	Takeda Pharmaceutical Company Ltd. - ADR	1,850,420
		8,858,187
	CHEMICALS - 1.8%
47,000	Mosaic Company (The)	1,358,300

	CONSTRUCTION MATERIALS - 5.6%
25,180	Holcim A.G.	2,231,732
79,010	MDU Resources Group, Inc.	1,983,151
		4,214,883
	E-COMMERCE DISCRETIONARY - 1.8%
25,853	eBay, Inc.(b)	1,388,823

	ENGINEERING & CONSTRUCTION - 4.6%
16,925	Tetra Tech, Inc.	3,460,824

	ENTERTAINMENT CONTENT - 5.8%
5,919	Electronic Arts, Inc.	824,694
256,280	Vivendi S.A.	2,678,380
16,000	Vivendi S.A. - ADR	166,240
7,617	Walt Disney Company (The)	756,292
		4,425,606
	FOOD - 4.2%
169,700	GrainCorp Ltd.	1,004,028

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	FOOD - 4.2% (Continued)
21,310	Nestle S.A. - ADR	$2,183,210
		3,187,238
	GAS & WATER UTILITIES - 2.0%
28,270	National Fuel Gas Company	1,531,951

	HOME CONSTRUCTION - 0.5%
6,000	Fortune Brands Innovations, Inc.	389,640

	HOUSEHOLD PRODUCTS - 3.0%
112,900	Reckitt Benckiser Group plc - ADR	1,235,126
18,960	Unilever plc - ADR	1,042,610
		2,277,736
	INTERNET MEDIA & SERVICES - 4.8%
4,764	Alphabet, Inc., Class C	873,813
5,428	Meta Platforms, Inc., Class A	2,736,906
		3,610,719
	LEISURE FACILITIES & SERVICES - 0.7%
5,500	Live Nation Entertainment, Inc.(a)	515,570

	MEDICAL EQUIPMENT & DEVICES - 2.5%
24,000	Medtronic PLC	1,889,040

	METALS & MINING - 2.3%
14,900	Freeport-McMoRan, Inc.	724,140
188,340	Grupo Mexico S.A.B. de C.V. - Series B	1,016,154
		1,740,294
	OIL & GAS PRODUCERS - 3.8%
26,680	BP PLC - ADR	963,148
11,827	Chevron Corporation	1,849,979
		2,813,127
	RETAIL - CONSUMER STAPLES - 4.3%
9,000	PriceSmart, Inc.	730,800
36,819	Walmart, Inc.	2,493,015
		3,223,815

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.6% (Continued)
	RETAIL - DISCRETIONARY - 1.0%
2,104	Home Depot, Inc. (The)	$724,281

	SEMICONDUCTORS - 4.8%
9,854	Applied Materials, Inc.	2,325,446
9,519	Micron Technology, Inc.	1,252,034
		3,577,480
	SOFTWARE - 4.9%
8,310	Microsoft Corporation	3,714,155

	TECHNOLOGY HARDWARE - 5.1%
8,022	Apple, Inc.	1,689,594
44,810	Cisco Systems, Inc.	2,128,922
		3,818,516
	TECHNOLOGY SERVICES - 0.9%
8,688	Fidelity National Information Services, Inc.	654,728

	TELECOMMUNICATIONS - 3.5%
62,300	AT&T, Inc.	1,190,553
142,000	Orange S.A. - ADR	1,418,580
		2,609,133
	TOBACCO & CANNABIS - 3.4%
18,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	815,643
67,000	Imperial Brands plc - ADR	1,719,220
		2,534,863
	WHOLESALE - CONSUMER STAPLES - 3.9%
27,560	Bunge Global S.A.	2,942,583

	TOTAL COMMON STOCKS (Cost $53,228,256)	69,686,111

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.8%
	COMMODITY - 4.0%
65,000	SPDR Gold MiniShares Trust(a)	$2,995,850

	FIXED INCOME - 2.8%
23,300	SPDR Bloomberg 1-3 Month T-Bill ETF	2,138,474

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,616,545)	5,134,324

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
297,249	First American Treasury Obligations Fund, Class X, 5.21%(c) (Cost $297,249)	297,249

	TOTAL INVESTMENTS - 99.8% (Cost $58,142,050)	$75,117,684
	WRITTEN EQUITY OPTIONS - 0.0% (Proceeds - $54,316)	(27,460)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	141,970
	NET ASSETS - 100.0%	$75,232,194

Contracts(d)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - 0.0% (e)
	CALL OPTIONS WRITTEN- 0.0%(e)
258	eBay, Inc.	07/19/2024	$55	$1,385,976	$18,060
200	Kratos Defense & Security Solutions, Inc.	08/16/2024	23	400,200	9,400
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $54,316)				27,460

	TOTAL WRITTEN EQUITY OPTIONS (Proceeds - $54,316)				$27,460

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S.A.	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security is being held as collateral for Written Equity Options.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to greater than (0.1%).

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5%
	AEROSPACE & DEFENSE - 3.0%
2,333	Lockheed Martin Corporation	$1,089,744

	CHEMICALS - 3.1%
21,696	Dow, Inc.	1,150,973

	COMMERCIAL SUPPORT SERVICES - 3.7%
6,308	Waste Management, Inc.	1,345,749

	ELECTRICAL EQUIPMENT - 4.4%
3,043	Lennox International, Inc.	1,627,944

	HEALTH CARE FACILITIES & SERVICES - 13.0%
5,450	Cencora, Inc.	1,227,885
2,013	Chemed Corporation	1,092,214
4,498	HCA Healthcare, Inc.	1,445,117
1,962	UnitedHealth Group, Inc.	999,168
		4,764,384
	INDUSTRIAL SUPPORT SERVICES - 3.7%
1,516	WW Grainger, Inc.	1,367,796

	LEISURE FACILITIES & SERVICES - 6.6%
7,272	Darden Restaurants, Inc.	1,100,399
5,448	Marriott International, Inc., Class A	1,317,163
		2,417,562
	OIL & GAS PRODUCERS - 5.5%
8,765	ConocoPhillips	1,002,541
8,099	EOG Resources, Inc.	1,019,421
		2,021,962
	RETAIL - CONSUMER STAPLES - 7.5%
1,871	Costco Wholesale Corporation	1,590,331
8,739	Dollar General Corporation	1,155,558
		2,745,889
	RETAIL - DISCRETIONARY - 12.7%
428	AutoZone, Inc.(a)	1,268,635

The accompanying notes are an integral part of these financial statements.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.5% (Continued)
	RETAIL - DISCRETIONARY - 12.7% (Continued)
3,681	Home Depot, Inc. (The)	$1,267,147
7,324	Penske Automotive Group, Inc.	1,091,422
2,688	Ulta Beauty, Inc.(a)	1,037,219
		4,664,423
	SOFTWARE - 3.7%
3,065	Microsoft Corporation	1,369,902

	STEEL - 3.7%
10,357	Steel Dynamics, Inc.	1,341,231

	TECHNOLOGY HARDWARE - 3.5%
6,036	Apple, Inc.	1,271,302

	TECHNOLOGY SERVICES - 3.2%
6,027	Broadridge Financial Solutions, Inc.	1,187,319

	TRANSPORTATION & LOGISTICS - 3.2%
9,526	Expeditors International of Washington, Inc.	1,188,750

	TOTAL COMMON STOCKS (Cost $24,979,535)	29,554,930

	SHORT-TERM INVESTMENT — 15.1%
	MONEY MARKET FUND - 15.1%
5,551,466	First American Treasury Obligations Fund, Class X, 5.21%(b) (Cost $5,551,466)	5,551,466

	TOTAL INVESTMENTS - 95.6% (Cost $30,531,001)	$35,106,396
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.4%	1,624,495
	NET ASSETS - 100.0%	$36,730,891

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 5.5%
30,615	Textron, Inc.	$2,628,604
3,475	TransDigm Group, Inc.	4,439,694
		7,068,298
	APPAREL & TEXTILE PRODUCTS - 6.0%
5,840	Deckers Outdoor Corporation(a)	5,652,828
11,980	Ralph Lauren Corporation(b)	2,097,219
		7,750,047
	ASSET MANAGEMENT - 3.7%
40,525	Apollo Global Management, Inc.	4,784,787

	BANKING - 2.3%
68,850	HSBC Holdings plc - ADR(b)	2,994,975

	BIOTECH & PHARMA - 7.1%
36,800	Merck & Company, Inc.	4,555,840
9,845	Vertex Pharmaceuticals, Inc.(a)	4,614,548
		9,170,388
	CONSTRUCTION MATERIALS - 2.5%
6,000	Martin Marietta Materials, Inc.	3,250,800

	E-COMMERCE DISCRETIONARY - 4.6%
30,675	Amazon.com, Inc.(a)	5,927,944

	ELECTRICAL EQUIPMENT - 3.6%
68,250	Amphenol Corporation, Class A	4,598,003

	ENGINEERING & CONSTRUCTION - 5.5%
28,220	Quanta Services, Inc.	7,170,419

	HEALTH CARE FACILITIES & SERVICES - 4.2%
24,125	Cencora, Inc.	5,435,363

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
13,000	Evercore Partners, Inc., Class A	$2,709,590

	INSURANCE - 4.5%
41,575	Brown & Brown, Inc.	3,717,221
71,000	Corebridge Financial, Inc.(b)	2,067,520
		5,784,741
	OIL & GAS PRODUCERS - 4.8%
147,350	Kinder Morgan, Inc.	2,927,845
23,170	Phillips 66	3,270,908
		6,198,753
	RETAIL - CONSUMER STAPLES - 2.9%
4,335	Costco Wholesale Corporation	3,684,706

	SEMICONDUCTORS - 13.3%
24,400	Advanced Micro Devices, Inc.(a)	3,957,924
7,730	KLA Corporation	6,373,463
12,500	QUALCOMM, Inc.	2,489,750
24,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,310,488
		17,131,625
	SOFTWARE - 5.5%
12,400	Microsoft Corporation	5,542,180
97,000	Oscar Health, Inc.(a)	1,534,540
		7,076,720
	SPECIALTY REITS - 3.2%
46,300	Iron Mountain, Inc.	4,149,406

	TECHNOLOGY HARDWARE - 9.2%
127,975	Flex Ltd.(a),(b)	3,773,983
11,900	Motorola Solutions, Inc.	4,593,994
53,550	Pure Storage, Inc., Class A(a)	3,438,446
		11,806,423
	TECHNOLOGY SERVICES - 5.2%
22,350	Booz Allen Hamilton Holding Corporation	3,439,665

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TECHNOLOGY SERVICES - 5.2% (Continued)
12,410	Visa, Inc., Class A	$3,257,253
		6,696,918
	TRANSPORTATION & LOGISTICS - 1.8%
28,750	Scorpio Tankers, Inc.	2,337,088

	WHOLESALE - CONSUMER STAPLES - 1.9%
46,625	US Foods Holding Corporation(a)	2,470,192

	TOTAL COMMON STOCKS (Cost $90,821,034)	128,197,186

	SHORT-TERM INVESTMENTS — 6.3%
	COLLATERAL FOR SECURITIES LOANED - 5.7%
7,261,666	Mount Vernon Liquid Assets Portfolio, 5.46%(c)(d) (Cost $7,261,666)	7,261,666

	MONEY MARKET FUND - 0.6%
835,857	First American Treasury Obligations Fund, Class X, 5.21%(c) (Cost $835,857)	835,857

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,097,523)	8,097,523

	TOTAL INVESTMENTS - 105.7% (Cost $98,918,557)	$136,294,709
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%	(7,332,728)
	NET ASSETS - 100.0%	$128,961,981

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The Total fair value of the securities on loan as of June 30, 2024 was $7,081,163.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(d)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $7,261,666 at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2024

	Catalyst Insider Buying Fund	Catalyst Energy Infrastructure Fund	Catalyst/MAP Global Equity Fund
ASSETS:
Investment in Securities, at Cost	$22,537,316	$199,938,537	$58,142,050
Investment in Securities, at Value	$24,050,950	$295,429,245	$75,117,684
Cash	—	141,366	—
Receivable for Fund shares sold	—	206,805	2,280
Dividends and interest receivable	8,070	436,872	197,297
Prepaid expenses and other assets	30,498	41,496	31,298
Total Assets	24,089,518	296,255,784	75,348,559

LIABILITIES:
Options written (proceeds $0, $0, $54,316)	—	—	27,460
Payable upon return of securities loaned (Market value of securities on loan $5,333,837, $0, $0)	5,425,661	—	—
Payable for Fund shares redeemed	973	278,363	2,178
Investment advisory fees payable	9,463	283,715	39,797
Trustee fee payable	4,109	4,134	4,192
Payable to related parties	3,393	12,131	5,813
Compliance Officer fees payable	51	92	139
Accrued 12b-1 fees	10,138	68,830	12,000
Accrued expenses and other liabilities	14,823	69,503	24,786
Total Liabilities	5,468,611	716,768	116,365

Net Assets	$18,620,907	$295,539,016	$75,232,194

NET ASSETS CONSIST OF:
Paid in capital	$64,988,401	$224,233,034	$56,313,474
Accumulated earnings (deficits)	(46,367,494)	71,305,982	18,918,720
Net Assets	$18,620,907	$295,539,016	$75,232,194

Class A
Net Assets	$10,568,242	$35,014,537	$10,331,859
Shares of beneficial interest outstanding (a)	506,043	1,418,176	578,955
Net asset value per share (Net assets/shares outstanding)	$20.88	$24.69	$17.85
Maximum offering price per share (b)	$22.15	$26.20	$18.94
Minimum redemption price per share (c)	$20.67	$24.44	$17.67

Class C
Net Assets	$1,641,719	$30,256,981	$7,104,296
Shares of beneficial interest outstanding (a)	83,365	1,227,386	411,552
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$19.69	$24.65	$17.26

Class I
Net Assets	$6,410,946	$230,267,498	$57,796,039
Shares of beneficial interest outstanding (a)	299,447	9,284,187	3,228,065
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$21.41	$24.80	$17.90

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2024

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$30,531,001	$98,918,557
Investment in Securities, at Value	$35,106,396	$136,294,709
Receivable for securities sold	1,698,391	—
Receivable for Fund shares sold	41,696	13,140
Dividends and interest receivable	35,378	104,143
Prepaid expenses and other assets	31,902	39,841
Total Assets	36,913,763	136,451,833

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $0, $7,081,163)	—	7,261,666
Payable for Fund shares redeemed	127,330	15,625
Investment advisory fees payable	22,946	97,225
Trustee fee payable	4,127	4,150
Payable to related parties	3,416	6,500
Compliance Officer fees payable	38	144
Accrued 12b-1 fees	10,506	71,429
Accrued expenses and other liabilities	14,509	33,113
Total Liabilities	182,872	7,489,852

Net Assets	$36,730,891	$128,961,981

NET ASSETS CONSIST OF:
Paid in capital	$33,626,105	$84,565,440
Accumulated earnings	3,104,786	44,396,541
Net Assets	$36,730,891	$128,961,981

Class A
Net Assets	$7,494,820	$65,255,401
Shares of beneficial interest outstanding (a)	485,886	2,755,468
Net asset value per share (Net assets/shares outstanding)	$15.43	$23.68
Maximum offering price per share (b)	$16.37	$25.12
Minimum redemption price per share (c)	$15.28	$23.44

Class C
Net Assets	$10,514,121	$18,806,264
Shares of beneficial interest outstanding (a)	715,204	909,244
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.70	$20.68

Class I
Net Assets	$18,721,950	$44,900,316
Shares of beneficial interest outstanding (a)	1,209,576	1,856,740
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$15.48	$24.18

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2024

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
Investment Income:
Dividend income	$85,253	$11,239,820	$2,059,566
Interest income	7,435	49,512	89,893
Securities lending - net	6,266	—	—
Foreign tax withheld	(1,408)	(420,476)	(287,691)
Total Investment Income	97,546	10,868,856	1,861,768

Operating Expenses:
Investment advisory fees	158,508	3,138,815	743,630
12b-1 fees:
Class A	23,068	72,580	24,378
Class C	20,224	283,622	75,784
Registration fees	51,313	62,326	46,215
Financial administration/Fund accounting fees	22,103	79,781	41,841
Networking fees	19,368	237,007	72,342
Legal fees	16,715	19,453	17,636
Trustees’ fees	15,773	15,773	15,781
Audit fees	6,929	12,413	8,299
Compliance officer fees	6,152	16,861	10,642
Transfer agent fees	4,532	14,297	12,098
Custody fees	3,613	20,172	15,214
Legal administration/Management services fees	2,966	46,349	13,735
Printing expense	2,100	45,099	4,945
Interest expense	840	9,865	744
Insurance expense	469	8,445	2,518
Miscellaneous expense	4,197	3,147	2,409
Total Operating Expenses	358,870	4,086,005	1,108,211
Less: Fees waived by Advisor	(111,701)	(126,735)	(291,573)
Net Operating Expenses	247,169	3,959,270	816,638

Net Investment Income (Loss)	(149,623)	6,909,586	1,045,130

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Options Written, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	6,169,609	15,071,022	965,254
Options written	—	—	206,467
Foreign currency transactions	—	(9,114)	4,726
Net realized gain	6,169,609	15,061,908	1,176,447

Net change in unrealized appreciation (depreciation) on:
(depreciation) on:
Investments	(1,175,385)	42,074,978	4,546,676
Options written	—	—	(154,143)
Foreign currency translations	(36)	2	(1,276)
Net change in unrealized appreciation (depreciation)	(1,175,421)	42,074,980	4,391,257

Net Realized and Unrealized Gain on Investments	4,994,188	57,136,888	5,567,704

Net Increase in Net Assets Resulting From Operations	$4,844,565	$64,046,474	$6,612,834

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Continued)
For the Year Ended June 30, 2024

	Catalyst/Lyons	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
Investment Income:
Dividend Income	$474,384	$1,643,570
Interest Income	154,840	40,822
Securities lending - net	—	41,559
Foreign tax withheld	—	(31,143)
Total Investment Income	629,224	1,694,808

Operating Expenses:
Investment advisory fees	405,229	1,200,337
12b-1 fees:
Class A	13,935	144,688
Class C	131,215	222,819
Registration fees	51,930	56,845
Networking fees	26,153	95,531
Financial administration/Fund accounting fees	24,846	46,547
Legal fees	19,048	16,893
Trustees’ fees	15,773	15,772
Compliance officer fees	12,156	13,999
Interest expense	10,181	612
Audit fees	7,353	9,446
Transfer agent fees	6,222	8,113
Legal administration/Management services fees	6,078	22,059
Custody fees	3,849	9,716
Printing expense	2,977	9,238
Insurance expense	1,148	3,861
Miscellaneous expense	2,825	2,674
Total Operating Expenses	740,918	1,879,150
Less: Fees waived by Advisor	(170,596)	(154,667)
Net Operating Expenses	570,322	1,724,483

Net Investment Income (Loss)	58,902	(29,675)

Realized and Unrealized Gain (Loss) on Investments, and Purchased Options:
Net realized gain (loss) from:
Investments	670,200	8,025,612
Purchased Options	(907,879)	—
Net realized gain (loss)	(237,679)	8,025,612

Net change in unrealized appreciation on:
Investments	2,896,524	11,097,833
Purchased Options	423,951	—
Net change in unrealized appreciation	3,320,475	11,097,833

Net Realized and Unrealized Gain on Investments	3,082,796	19,123,445

Net Increase in Net Assets Resulting From Operations	$3,141,698	$19,093,770

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund		Catalyst/MAP Global Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operations:
Net investment income (loss)	$(149,623)	$71,878	$6,909,586	$6,863,725	$1,045,130	$1,270,126
Net realized gain (loss)	6,169,609	(4,941,992)	15,061,908	12,893,391	1,176,447	2,255,373
Net change in unrealized appreciation (depreciation)	(1,175,421)	9,112,947	42,074,980	25,118,848	4,391,257	2,213,143
Net increase in net assets resulting from operations	4,844,565	4,242,833	64,046,474	44,875,964	6,612,834	5,738,642

Distributions to Shareholders from:
Return of Capital
Class A	—	—	(759,978)	(1,254,772)	—	—
Class C	—	—	(648,711)	(988,694)	—	—
Class I	—	—	(5,267,295)	(8,108,984)	—	—
Accumulated Earnings
Class A	—	—	(1,068,693)	(713,353)	(228,633)	—
Class C	—	—	(928,174)	(558,438)	(122,733)	—
Class I	—	—	(7,392,271)	(4,517,891)	(1,471,578)	—

Total distributions to shareholders	—	—	(16,065,122)	(16,142,132)	(1,822,944)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,570,982	1,276,137	5,825,371	5,806,317	1,476,305	1,929,257
Class C	3,686	64,648	3,616,743	3,771,867	445,800	559,160
Class I	3,064,070	409,052	46,547,702	62,856,294	7,479,993	18,225,081
Reinvestment of distributions
Class A	—	—	1,419,722	1,477,624	173,996	—
Class C	—	—	1,354,563	1,344,374	112,580	—
Class I	—	—	10,703,112	10,731,615	1,329,340	—
Cost of shares redeemed
Class A	(3,238,908)	(3,220,141)	(6,509,567)	(8,695,450)	(1,670,105)	(1,706,467)
Class C	(1,228,650)	(993,178)	(6,912,895)	(4,464,186)	(1,746,802)	(1,545,929)
Class I	(1,872,857)	(2,428,359)	(46,313,740)	(68,010,317)	(11,532,299)	(20,944,683)
Net increase (decrease) in net assets from share transactions of beneficial interest	(701,677)	(4,891,841)	9,731,011	4,818,138	(3,931,192)	(3,483,581)

Total Increase (Decrease) in Net Assets	4,142,888	(649,008)	57,712,363	33,551,970	858,698	2,255,061

Net Assets:
Beginning of year	14,478,019	15,127,027	237,826,653	204,274,683	74,373,496	72,118,435
End of year	$18,620,907	$14,478,019	$295,539,016	$237,826,653	$75,232,194	$74,373,496

Share Activity:
Class A
Shares Sold	128,197	88,872	259,288	291,830	86,090	120,470
Shares Reinvested	—	—	65,678	74,973	10,622	—
Shares Redeemed	(176,238)	(237,077)	(303,530)	(442,423)	(98,425)	(108,485)
Net increase (decrease) in shares of Beneficial interest	(48,041)	(148,205)	21,436	(75,620)	(1,713)	11,985

Class C
Shares Sold	237	4,806	171,646	192,238	27,004	35,771
Shares Reinvested	—	—	62,853	68,284	7,076	—
Shares Redeemed	(74,130)	(76,614)	(310,264)	(225,203)	(104,774)	(99,734)
Net increase (decrease) in shares of Beneficial interest	(73,893)	(71,808)	(75,765)	35,319	(70,694)	(63,963)

Class I
Shares Sold	146,516	30,026	2,111,566	3,185,789	441,248	1,155,045
Shares Reinvested	—	—	493,203	542,340	80,959	—
Shares Redeemed	(101,800)	(180,318)	(2,158,830)	(3,455,554)	(679,874)	(1,302,723)
Net increase (decrease) in shares of Beneficial interest	44,716	(150,292)	445,939	272,575	(157,667)	(147,678)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Tactical Allocation Fund		Catalyst Dynamic Alpha Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operations:
Net investment income (loss)	$58,902	$433,264	$(29,675)	$301,686
Net realized gain (loss)	(237,679)	2,808,603	8,025,612	(226,897)
Net change in unrealized appreciation (depreciation)	3,320,475	(2,143,838)	11,097,833	18,743,834
Net increase in net assets resulting from operations	3,141,698	1,098,029	19,093,770	18,818,623

Distributions to Shareholders from:
Accumulated Earnings
Class A	(57,152)	(638,235)	(2,696)	(810,927)
Class C	(32,899)	(1,831,281)	—	(344,376)
Class I	(118,395)	(1,695,438)	(140,508)	(397,220)

Total distributions to shareholders	(208,446)	(4,164,954)	(143,204)	(1,552,523)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	2,633,635	461,529	12,178,400	9,252,880
Class C	361,091	738,210	2,144,433	574,197
Class I	11,211,887	4,436,731	11,002,833	8,953,316
Reinvestment of distributions
Class A	54,870	602,569	2,629	788,680
Class C	31,829	1,812,645	—	333,482
Class I	101,729	1,539,451	132,129	360,101
Cost of shares redeemed
Class A	(959,747)	(1,714,838)	(19,266,148)	(21,428,547)
Class C	(5,774,668)	(2,859,091)	(11,644,391)	(5,503,332)
Class I	(6,864,741)	(8,790,018)	(8,687,473)	(12,999,169)
Net increase (decrease) in net assets from share transactions of beneficial interest	795,885	(3,772,812)	(14,137,588)	(19,668,392)

Total increase (decrease) in Net Assets	3,729,137	(6,839,737)	4,812,978	(2,402,292)

Net Assets:
Beginning of year	33,001,754	39,841,491	124,149,003	126,551,295
End of year	$36,730,891	$33,001,754	$128,961,981	$124,149,003

Share Activity:
Class A
Shares Sold	177,071	32,289	546,036	496,831
Shares Reinvested	3,840	44,602	130	41,488
Shares Redeemed	(66,193)	(120,036)	(942,368)	(1,137,291)
Net increase (decrease) in shares of Beneficial interest	114,718	(43,145)	(396,202)	(598,972)

Class C
Shares Sold	26,727	52,354	108,536	35,386
Shares Reinvested	2,327	140,298	—	19,862
Shares Redeemed	(414,833)	(212,097)	(620,085)	(335,679)
Net decrease in shares of Beneficial interest	(385,779)	(19,445)	(511,549)	(280,431)

Class I
Shares Sold	756,561	292,412	518,074	456,072
Shares Reinvested	7,104	113,781	6,352	18,562
Shares Redeemed	(473,825)	(603,551)	(411,399)	(695,937)
Net increase (decrease) in shares of Beneficial interest	289,840	(197,358)	113,027	(221,303)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$15.02	$11.33	$24.08	$18.49	$19.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.16)	0.07	(0.24)	(0.28)	(0.04)
Net realized and unrealized gain (loss) on investments	6.02	3.62	(12.51)	5.87	(0.75)
Total from investment operations	5.86	3.69	(12.75)	5.59	(0.79)
Net asset value, end of year	$20.88	$15.02	$11.33	$24.08	$18.49
Total return (B)	39.01%	32.57%	(52.95)%	30.23%	(4.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,568	$8,322	$7,959	$21,299	$14,703
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.24%	2.29%	1.81%	1.70%	1.69%
Expenses, net waiver and reimbursement (C)	1.54%	1.55%	1.53%	1.53%	1.54%
Net investment loss, before waiver and reimbursement (C,D)	(1.62)%	(0.21)%	(1.57)%	(1.47)%	(0.34)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.92)%	0.53%	(1.29)%	(1.30)%	(0.20)%
Portfolio turnover rate	183%	214%	66%	77%	249%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$14.27	$10.85	$23.22	$17.97	$18.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.27)	(0.03)	(0.37)	(0.43)	(0.17)
Net realized and unrealized gain (loss) on investments	5.69	3.45	(12.00)	5.68	(0.73)
Total from investment operations	5.42	3.42	(12.37)	5.25	(0.90)
Net asset value, end of year	$19.69	$14.27	$10.85	$23.22	$17.97
Total return (B)	37.98%	31.52%	(53.27)%	29.22%	(4.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,642	$2,244	$2,485	$9,015	$7,926
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	3.02%	3.04%	2.56%	2.45%	2.44%
Expenses, net waiver and reimbursement (C)	2.29%	2.29%	2.28%	2.28%	2.29%
Net investment loss, before waiver and reimbursement (C,D)	(2.41)%	(1.00)%	(2.32)%	(2.22)%	(1.09)%
Net investment loss, net waiver and reimbursement (C,D)	(1.66)%	(0.25)%	(2.04)%	(2.05)%	(0.94)%
Portfolio turnover rate	183%	214%	66%	77%	249%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.23%	2.28%	1.81%	1.70%	1.68%
Expenses, net waiver and reimbursement (C)	1.53%	1.54%	1.53%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.01%	3.03%	2.56%	2.45%	2.43%
Expenses, net waiver and reimbursement (C)	2.28%	2.28%	2.28%	2.28%	2.28%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year.

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$15.36	$11.56	$24.50	$18.77	$19.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.12)	0.10	(0.20)	(0.23)	0.02
Net realized and unrealized gain (loss) on investments	6.17	3.70	(12.74)	5.96	(0.76)
Total from investment operations	6.05	3.80	(12.94)	5.73	(0.74)
Net asset value, end of year	$21.41	$15.36	$11.56	$24.50	$18.77
Total return (B)	39.39%	32.87%	(52.82)%	30.53%	(3.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$6,411	$3,912	$4,682	$23,773	$17,478
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.97%	2.04%	1.56%	1.45%	1.44%
Expenses, net waiver and reimbursement (C)	1.29%	1.29%	1.28%	1.28%	1.29%
Net investment loss, before waiver and reimbursement (C,D)	(1.36)%	(0.01)%	(1.32)%	(1.22)%	(0.06)%
Net investment income (loss), net waiver and reimbursement(C,D)	(0.68)%	0.74%	(1.04)%	(1.05)%	0.09%
Portfolio turnover rate	183%	214%	66%	77%	249%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.96%	2.03%	1.56%	1.45%	1.43%
Expenses, net waiver and reimbursement (C)	1.28%	1.28%	1.28%	1.28%	1.28%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (C)
Net asset value, beginning of year	$20.55	$18.02	$17.47	$12.18	$22.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.57	0.56	0.63	0.59	0.96
Net realized and unrealized gain (loss) on investments	4.93	3.31	1.25	6.00	(9.19)
Total from investment operations	5.50	3.87	1.88	6.59	(8.23)
LESS DISTRIBUTIONS:
From net investment income	(0.80)	(0.48)	(0.42)	(0.16)	(1.63)
From return of capital	(0.56)	(0.86)	(0.91)	(1.14)	(0.90)
Total distributions	(1.36)	(1.34)	(1.33)	(1.30)	(2.53)
Net asset value, end of year	$24.69	$20.55	$18.02	$17.47	$12.18
Total return (B)	27.93%	22.08%	11.07%	58.01%	(38.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$35,015	$28,702	$26,527	$30,687	$23,625
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.73%	1.75%	1.73%	1.81%	1.81%
Expenses, net waiver and reimbursement	1.68%	1.69%	1.68%	1.68%	1.70%
Net investment income, before waiver and reimbursement	2.58%	2.78%	3.46%	4.16%	5.34%
Net investment income, net waiver and reimbursement	2.64%	2.84%	3.51%	4.28%	5.45%
Portfolio turnover rate	22%	18%	25%	32%	49%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (C)
Net asset value, beginning of year	$20.52	$18.00	$17.45	$12.17	$22.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.41	0.41	0.49	0.48	0.83
Net realized and unrealized gain (loss) on investments	4.92	3.31	1.26	6.00	(9.18)
Total from investment operations	5.33	3.72	1.75	6.48	(8.35)
LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.43)	(0.38)	(0.15)	(1.54)
From return of capital	(0.50)	(0.77)	(0.82)	(1.05)	(0.86)
Total distributions	(1.20)	(1.20)	(1.20)	(1.20)	(2.40)
Net asset value, end of year	$24.65	$20.52	$18.00	$17.45	$12.17
Total return (B)	26.99%	21.15%	10.26%	56.78%	(39.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$30,257	$26,745	$22,817	$21,492	$17,127
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement	2.48%	2.50%	2.48%	2.56%	2.57%
Expenses, net waiver and reimbursement	2.43%	2.44%	2.43%	2.43%	2.45%
Net investment income, before waiver and reimbursement	1.84%	2.03%	2.67%	3.40%	4.61%
Net investment income, net waiver and reimbursement	1.89%	2.09%	2.72%	3.52%	4.73%
Portfolio turnover rate	22%	18%	25%	32%	49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.73%	1.75%	1.73%	1.80%	1.79%
Expenses, net waiver and reimbursement	1.68%	1.69%	1.68%	1.67%	1.68%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.48%	2.50%	2.48%	2.55%	2.54%
Expenses, net waiver and reimbursement	2.43%	2.44%	2.43%	2.42%	2.43%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year.

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020(C)
Net asset value, beginning of year	$20.64	$18.09	$17.53	$12.22	$23.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.63	0.61	0.68	0.62	1.01
Net realized and unrealized gain (loss) on investments	4.94	3.34	1.26	6.03	(9.24)
Total from investment operations	5.57	3.95	1.94	6.65	(8.23)
LESS DISTRIBUTIONS:
From net investment income	(0.82)	(0.50)	(0.44)	(0.17)	(1.65)
From return of capital	(0.59)	(0.90)	(0.94)	(1.17)	(0.92)
Total distributions	(1.41)	(1.40)	(1.38)	(1.34)	(2.57)
Net asset value, end of year	$24.80	$20.64	$18.09	$17.53	$12.22
Total return (B)	28.21%	22.42%	11.37%	58.39%	(38.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$230,267	$182,380	$154,931	$103,297	$58,983
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	1.48%	1.50%	1.48%	1.55%	1.56%
Expenses, net waiver and reimbursement	1.43%	1.44%	1.43%	1.43%	1.45%
Net investment income, before waiver and reimbursement	2.84%	3.03%	3.65%	4.32%	5.63%
Net investment income, net waiver and reimbursement	2.89%	3.09%	3.70%	4.43%	5.74%
Portfolio turnover rate	22%	18%	25%	32%	49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Effective March 25, 2020, the Fund had a five-for-one reverse stock split. Per Share amounts for the periods have been adjusted to give effect to the five-for-one stock split.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.48%	1.50%	1.48%	1.55%	1.54%
Expenses, net waiver and reimbursement	1.43%	1.44%	1.43%	1.42%	1.43%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$16.74	$15.55	$17.10	$13.28	$14.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22	0.25	0.20	0.16	0.18
Net realized and unrealized gain (loss) on investments	1.29	0.94	(1.44)	3.93	(1.14)
Total from investment operations	1.51	1.19	(1.24)	4.09	(0.96)
LESS DISTRIBUTIONS:
From net investment income	(0.30)	—	(0.31)	(0.27)	(0.31)
From net realized gains on investments	(0.10)	—	—	—	(0.20)
Total distributions	(0.40)	—	(0.31)	(0.27)	(0.51)
Net asset value, end of year	$17.85	$16.74	$15.55	$17.10	$13.28
Total return (B)	9.24%	7.65%	(7.41)%	31.10%	(6.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,332	$9,719	$8,845	$10,172	$10,667
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.60%	1.59%	1.57%	1.63%	1.64%
Expenses, net waiver and reimbursement (C)	1.21%	1.21%	1.21%	1.21%	1.21%
Net investment income, before waiver and reimbursement (C,D)	0.89%	1.20%	0.83%	0.60%	0.86%
Net investment income, net waiver and reimbursement (C,D)	1.28%	1.58%	1.19%	1.02%	1.29%
Portfolio turnover rate	22%	27%	10%	14%	42%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$16.19	$15.16	$16.67	$12.95	$14.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09	0.12	0.07	0.04	0.07
Net realized and unrealized gain (loss) on investments	1.25	0.91	(1.40)	3.85	(1.12)
Total from investment operations	1.34	1.03	(1.33)	3.89	(1.05)
LESS DISTRIBUTIONS:
From net investment income	(0.17)	—	(0.18)	(0.17)	(0.20)
From net realized gains on investments	(0.10)	—	—	—	(0.20)
Total distributions	(0.27)	—	(0.18)	(0.17)	(0.40)
Net asset value, end of year	$17.26	$16.19	$15.16	$16.67	$12.95
Total return (B)	8.40%	6.79%	(8.07)%	30.18%	(7.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,104	$7,808	$8,279	$10,321	$8,961
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.35%	2.34%	2.32%	2.38%	2.39%
Expenses, net waiver and reimbursement (C)	1.96%	1.96%	1.96%	1.96%	1.96%
Net investment income (loss), before waiver and reimbursement (C,D)	0.15%	0.40%	0.05%	(0.13)%	0.10%
Net investment income, net waiver and reimbursement (C,D)	0.54%	0.78%	0.41%	0.29%	0.53%
Portfolio turnover rate	22%	27%	10%	14%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.60%	1.59%	1.57%
Expenses, net waiver and reimbursement (C)	1.21%	1.21%	1.21%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.35%	2.34%	2.32%
Expenses, net waiver and reimbursement (C)	1.96%	1.96%	1.96%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year.

	Class I
	For the		For the	For the	For the	For the
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$16.79		$15.56	$17.11	$13.29	$14.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26		0.29	0.25	0.21	0.21
Net realized and unrealized gain (loss) on investments	1.29		0.94	(1.45)	3.92	(1.14)
Total from investment operations	1.55		1.23	(1.20)	4.13	(0.93)
LESS DISTRIBUTIONS:
From net investment income	(0.34)		—	(0.35)	(0.31)	(0.34)
From net realized gains on investments	(0.10)		—	—	—	(0.20)
Total distributions	(0.44)		—	(0.35)	(0.31)	(0.54)
Net asset value, end of year	$17.90		$16.79	$15.56	$17.11	$13.29
Total return (B)	9.49	% (F)	7.90%	(7.15)%	31.42%	(6.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$57,796		$56,847	$54,994	$51,380	$32,104
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.35%		1.34%	1.32%	1.37%	1.38%
Expenses, net waiver and reimbursement (C)	0.96%		0.96%	0.96%	0.96%	0.96%
Net investment income, before waiver and reimbursement (C)(D)	1.15%		1.44%	1.12%	0.96%	1.06%
Net investment income, net waiver and reimbursement (C)(D)	1.54%		1.82%	1.48%	1.38%	1.48%
Portfolio turnover rate	22%		27%	10%	14%	42%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.35%	1.34%	1.32%
Expenses, net waiver and reimbursement (C)	0.96%	0.96%	0.96%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

Class A
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$14.09	$15.25	$19.01	$13.81	$15.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.06	0.20	(0.06)	(0.03)	0.10
Net realized and unrealized gain (loss) on investments	1.43	(I)	0.31	(3.59)	5.81	—	(E,H)
Total from investment operations	1.49	0.51	(3.65)	5.78	0.10
LESS DISTRIBUTIONS:
From net investment income	(0.15)	—	—	—	(0.15)
From net realized gains on investments	—	(1.67)	(0.11)	(0.58)	(1.52)
Total distributions	(0.15)	(1.67)	(0.11)	(0.58)	(1.67)
Net asset value, end of year	$15.43	$14.09	$15.25	$19.01	$13.81
Total return (B)	10.65%	3.84%	(19.33)%	42.45%	0.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,495	$5,229	$6,317	$8,874	$5,775
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.09%	2.01%	1.90%	1.94%	1.95%
Expenses, net waiver and reimbursement (C)	1.56%	1.53%	1.53%	1.53%	1.56%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.15)%	0.91%	(0.70)%	(0.62)%	0.28%
Net investment income (loss), net waiver and reimbursement (C,D)	0.38%	1.39%	(0.33)%	(0.20)%	0.67%
Portfolio turnover rate	17%	94%	54%	32%	108%

Class C
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$13.42	$14.71	$18.48	$13.53	$15.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)	0.09	(0.19)	(0.16)	(0.02)
Net realized and unrealized gain (loss) on investments	1.36	(I)	0.29	(3.47)	5.69	0.01	(E)
Total from investment operations	1.31	0.38	(3.66)	5.53	(0.01)
LESS DISTRIBUTIONS:
From net investment income	(0.03)	—	—	—	(0.02)
From net realized gains on investments	—	(1.67)	(0.11)	(0.58)	(1.52)
Total distributions	(0.03)	(1.67)	(0.11)	(0.58)	(1.54)
Net asset value, end of year	$14.70	$13.42	$14.71	$18.48	$13.53
Total return (B)	9.81%	3.05%	(19.94)%	41.46%	(0.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,514	$14,775	$16,480	$21,494	$15,542
Ratios to average net assets (including interest expense)(G)
Expenses, before waiver and reimbursement (C)	2.86%	2.76%	2.65%	2.69%	2.72%
Expenses, net waiver and reimbursement (C)	2.32%	2.28%	2.28%	2.28%	2.32%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.92)%	0.16%	(1.44)%	(1.37)%	(0.52)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.38)%	0.64%	(1.07)%	(0.96)%	(0.12)%
Portfolio turnover rate	17%	94%	54%	32%	108%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.06%	2.01%	1.90%	1.94%	1.95%
Expenses, net waiver and reimbursement (C)	1.53%	1.53%	1.53%	1.53%	1.55%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.82%	2.76%	2.65%	2.69%	2.70%
Expenses, net waiver and reimbursement (C)	2.28%	2.28%	2.28%	2.28%	2.30%

(H)	Represents an amount less than $0.01 per share.

(I)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year.

Class I
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$14.13	$15.26	$18.98	$13.75	$15.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.09	0.23	(0.01)	0.01	0.14
Net realized and unrealized gain (loss) on investments	1.44	0.31	(3.60)	5.80	0.01	(E)
Total from investment operations	1.53	0.54	(3.61)	5.81	0.15
LESS DISTRIBUTIONS:
From net investment income	(0.18)	—	—	—	(0.21)
From net realized gains on investments	—	(1.67)	(0.11)	(0.58)	(1.52)
Total distributions	(0.18)	(1.67)	(0.11)	(0.58)	(1.73)
Net asset value, end of year	$15.48	$14.13	$15.26	$18.98	$13.75
Total return (B)	10.95%	4.05%	(19.15)%	42.86%	1.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$18,722	$12,998	$17,044	$22,650	$13,016
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	1.82%	1.75%	1.65%	1.69%	1.70%
Expenses, net waiver and reimbursement (C)	1.30%	1.28%	1.28%	1.28%	1.30%
Net investment income (loss), before waiver and reimbursement (C,D)	0.13%	1.15%	(0.44)%	(0.36)%	0.53%
Net investment income (loss), net waiver and reimbursement (C,D)	0.64%	1.62%	(0.07)%	0.05%	0.93%
Portfolio turnover rate	17%	94%	54%	32%	108%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.79%	1.75%	1.65%	1.69%	1.69%
Expenses, net waiver and reimbursement (C)	1.28%	1.28%	1.28%	1.28%	1.30%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

Class A
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$20.07	$17.42	$24.69	$20.47	$19.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01	0.06	0.01	(0.13)	—	(E)
Net realized and unrealized gain (loss) on investments	3.60	(H)	2.81	(0.62)	4.35	0.99
Total from investment operations	3.61	2.87	(0.61)	4.22	0.99
LESS DISTRIBUTIONS:
From net investment income	(0.00	) (E)	—	—	—	(0.02)
From net realized gains on investments	—	(0.22)	(6.66)	—	—
Total distributions	(0.00)	(0.22)	(6.66)	—	(0.02)
Net asset value, end of year	$23.68	$20.07	$17.42	$24.69	$20.47
Total return (B)	17.99%	16.55%	(6.77)%	20.62%	5.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$65,255	$63,267	$65,337	$84,018	$84,563
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (F)	1.51%	1.52%	1.49%	1.48%	1.54%
Expenses, net waiver and reimbursement (F)	1.38%	1.38%	1.38%	1.38%	1.39%
Net investment income (loss), before waiver and reimbursement (F,G)	(0.10)%	0.19%	(0.05)%	(0.67)%	(0.14)%
Net investment income (loss), net waiver and reimbursement (F,G)	0.03%	0.33%	0.06%	(0.58)%	0.01%
Portfolio turnover rate	63%	79%	85%	116%	106%

Class C
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$17.66	$15.47	$22.74	$18.99	$18.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.14)	(0.07)	(0.14)	(0.28)	(0.13)
Net realized and unrealized gain (loss) on investments	3.16	(H)	2.48	(0.47)	4.03	0.91
Total from investment operations	3.02	2.41	(0.61)	3.75	0.78
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—
From net realized gains on investments	—	(0.22)	(6.66)	—	—
Total distributions	—	(0.22)	(6.66)	—	—
Net asset value, end of year	$20.68	$17.66	$15.47	$22.74	$18.99
Total return (B)	17.10	% (I)	15.65%	(7.45)%	19.75%	4.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$18,806	$25,098	$26,315	$36,180	$35,572
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement (F)	2.26%	2.27%	2.24%	2.23%	2.29%
Expenses, net waiver and reimbursement (F)	2.14%	2.13%	2.13%	2.13%	2.14%
Net investment loss, before waiver and reimbursement (F,G)	(0.87)%	(0.56)%	(0.81)%	(1.43)%	(0.89)%
Net investment loss, net waiver and reimbursement (F,G)	(0.74)%	(0.42)%	(0.70)%	(1.33)%	(0.74)%
Portfolio turnover rate	63%	79%	85%	116%	106%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	1.51%	1.52%	1.49%	1.48%	1.53%
Expenses, net waiver and reimbursement (F)	1.38%	1.38%	1.38%	1.38%	1.38%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.26%	2.27%	2.24%	2.23%	2.28%
Expenses, net waiver and reimbursement (F)	2.13%	2.13%	2.13%	2.13%	2.13%

(E)	Represents an amount less than $0.01 per share.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year.

Class I
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$20.52	$17.76	$25.00	$20.67	$19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.06	0.11	0.07	(0.08)	0.05
Net realized and unrealized gain (loss) on investments	3.68	(F)	2.87	(0.65)	4.41	0.99
Total from investment operations	3.74	2.98	(0.58)	4.33	1.04
LESS DISTRIBUTIONS:
From net investment income	(0.08)	—	—	—	(0.08)
From net realized gains on investments	—	(0.22)	(6.66)	—	—
Total distributions	(0.08)	(0.22)	(6.66)	—	(0.08)
Net asset value, end of year	$24.18	$20.52	$17.76	$25.00	$20.67
Total return (B)	18.27%	16.85%	(6.54)%	20.95%	5.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$44,900	$35,784	$34,899	$51,163	$59,938
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (D)	1.26%	1.27%	1.24%	1.23%	1.29%
Expenses, net waiver and reimbursement (D)	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss), before waiver and reimbursement (D,E)	0.17%	0.44%	0.18%	(0.43)%	0.10%
Net investment income (loss), net waiver and reimbursement (D,E)	0.30%	0.58%	0.29%	(0.33)%	0.25%
Portfolio turnover rate	63%	79%	85%	116%	106%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.26%	1.27%	1.24%	1.23%	1.28%
Expenses, net waiver and reimbursement (D)	1.13%	1.13%	1.13%	1.13%	1.13%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following five series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Buying Fund (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure Fund (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital
Catalyst/MAP Global Equity Fund (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst/Lyons Tactical Allocation Fund (“Tactical Allocation”)	Lyons Wealth Management, LLC (“Lyons”)	Long-term capital appreciation
Catalyst Dynamic Alpha Fund (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

Energy Infrastructure and Dynamic Alpha are each non-diversified series of the Trust and Insider Buying, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and is in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024, for each Fund’s assets and liabilities measured at fair value:

Insider Buying
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$18,579,598	$18,579,598	$—	$—
Short-Term Investment	45,691	45,691	—	—
Total	$18,625,289	$18,625,289	$—	$—
Collateral for Securities Loaned(b)	5,425,661
Total Assets	$24,050,950

Energy Infrastructure
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$294,870,565	$294,870,565	$—	$—
Short-Term Investment	558,680	558,680	—	—
Total Assets	$295,429,245	$295,429,245	$—	$—

Global Equity
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$69,686,111	$69,686,111	$—	$—
Exchange-Traded Funds	5,134,324	5,134,324	—	—
Short-Term Investment	297,249	297,249	—	—
Total Assets	$75,117,684	$75,117,684	$—	$—

Liabilities(a)	Total	Level 1	Level 2	Level 3
Call Options Written	$27,640	$27,640	$—	$—
Total Liabilities	$27,640	$27,640	$—	$—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Tactical Allocation
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$29,554,930	$29,554,930	$—	$—
Short-Term Investment	5,551,466	5,551,466	—	—
Total Assets	$35,106,396	$35,106,396	$—	$—

Dynamic Alpha
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$128,197,186	$128,197,186	$—	$—
Short-Term Investment	835,857	835,857	—	—
Total	$129,033,043	$129,033,043	$—	$—
Collateral for Securities Loaned (b)	7,261,666
Total Assets	$136,294,709

The Funds did not hold any Level 3 securities during the year.

(a)	Refer to the Schedule of Investments for industry security classifications.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

b)       Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at June 30, 2024, were as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	derivatives
Global Equity
	Written Options	Equity	Options Written	$27,460
			Totals	$27,460

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2024, were as follows:

				Realized and unrealized gain (loss) on
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	derivatives
Global Equity
	Written Options	Equity	Net realized gain on options written	$206,467
	Written Options	Equity	Net change in unrealized appreciation on options written	(154,143)
			Totals	$52,324

Tactical Allocation
	Purchased Options	Equity	Net realized loss on purchased options	$(907,879)
	Purchased Options	Equity	Net change in unrealized appreciation on purchased options	423,951
			Totals	$(483,928)

As of June 30, 2024, the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

c)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the advisor and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

d)       Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2024, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2021-2023 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

f)       Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of November 30.

g)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)       Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

i)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

j)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

k)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

l)       Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

m)       Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

n)       Distributions from REITs — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2) INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Insider Buying	$29,239,089	$30,060,723	$—	$—
Energy Infrastructure	57,602,019	54,420,623	—	—
Global Equity	16,051,886	20,451,657	—	—
Tactical Allocation	5,496,651	11,189,474	—	—
Dynamic Alpha	76,059,971	90,607,976	—	—

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of their Fund’s portfolio. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below, based each Fund’s average daily net assets.

For the year ended June 30, 2024, the Advisor waived investment advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

	Investment					Investment Advisory
	Advisory	Expense Limitation				Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2024	$111,701
Energy Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2024	126,735
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2024	291,573
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2024	170,596
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2024	154,667

	Recapture Expires
	No Later Than June 30,
Fund	2025	2026	2027
Insider Buying	$106,821	$114,421	$111,701
Energy Infrastructure	88,950	145,542	126,735
Global Equity	277,805	285,664	291,573
Tactical Allocation	196,082	175,583	170,596
Dynamic Alpha	177,953	172,829	154,667

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund, an affiliate of the Advisor, provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds (the “Compliance Services Agreement”). For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the year ended June 30, 2024, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Buying	$23,068	$20,224
Energy Infrastructure	72,580	283,622
Global Equity	24,378	75,784
Tactical Allocation	13,935	131,215
Dynamic Alpha	144,688	222,819

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Buying	$22,570,733	$2,061,032	$(580,815)	$1,480,217
Energy Infrastructure	211,829,418	98,406,514	(14,806,687)	83,599,827
Global Equity	58,102,659	20,514,613	(3,527,048)	16,987,565
Tactical Allocation	30,531,001	4,839,113	(263,718)	4,575,395
Dynamic Alpha	98,954,791	38,269,175	(929,257)	37,339,918

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 (for the period ended November 30, 2023 and November 30, 2022 for the Energy Infrastructure Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2024	Income	Capital Gains	Capital	Total
Catalyst Insider Buying Fund	$—	$—	$—	$—
Catalyst Energy Infrastructure Fund	3,723,004	—	12,342,871	16,065,122
Catalyst/MAP Global Equity Fund	1,380,160	442,784	—	1,822,944
Catalyst/Lyons Tactical Allocation Fund	208,446	—	—	208,446
Catalyst Dynamic Alpha Fund	142,824	380	—	143,204

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2023	Income	Capital Gains	Capital	Total
Catalyst Insider Buying Fund	$—	$—	$—	$—
Catalyst Energy Infrastructure Fund	4,707,130	—	10,352,450	15,059,580
Catalyst/MAP Global Equity Fund	—	—	—	—
Catalyst/Lyons Tactical Allocation Fund	337,185	3,827,769	—	4,164,954
Catalyst Dynamic Alpha Fund	12,818	1,539,705	—	1,552,523

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for the Energy Infrastructure Fund in which its November 30, 2023 components of distributable earnings have been adjusted for June 30, 2024 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Buying	$—	$—	$(90,722)	$(47,756,989)	$—	$1,480,217	$(46,367,494)
Energy Infrastructure	—	—	—	(25,784,061)	—	44,340,315	18,556,254
Global Equity	1,047,283	884,273	—	—	—	16,987,164	18,918,720
Tactical Allocation	—	—	—	(1,470,609)	—	4,575,395	3,104,786
Dynamic Alpha	—	7,068,984	(12,362)	—	—	37,339,919	44,396,541

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Buying	$90,722
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	—
Dynamic Alpha	12,362

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

At June 30, 2024, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for the Energy Infrastructure Fund in which its November 30, 2023 capital loss carryforwards are as follows):

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Insider Buying	$46,321,777	$1,435,212	$47,756,989	$4,616,119
Energy Infrastructure	9,772,352	16,011,709	25,784,061	11,245,502
Global Equity	—	—	—	—
Tactical Allocation	624,187	846,422	1,470,609	—
Dynamic Alpha	—	—	—	287,660

During the fiscal period ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and net operating losses, the use of tax equalization credits and distributions in excess resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Insider Buying	$(14,287)	$14,287
Energy Infrastructure	—	—
Global Equity	304,316	(304,316)
Tactical Allocation	(149,544)	149,544
Dynamic Alpha	647,411	(647,411)

(6) LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 22, 2025. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2024, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Interest	Average	Number of Days	Borrowings
	Outstanding	Expense (1)	Interest Rate	Outstanding	6/30/2024
Insider Buying	$106,122	$1,222	8.49%	49	$—
Energy Infrastructure	714,297	6,242	8.50%	37	—
Global Equity	535,000	490	8.25%	4	—
Tactical Allocation	858,041	9,927	8.50%	49	—
Dynamic Alpha	506,667	359	8.50%	3	—

(1)	Includes only Interest Expense related to Line of Credit for the year ended June 30, 2024 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds’ collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by each Fund at the year ended June 30, 2024.

			Percentage of
	Market Value of	Market Value of	Total Investment
Fund	Loaned Securities	Collateral	Income
Insider Buying	$5,333,837	$5,425,661	6.42%
Dynamic Alpha	7,081,163	7,261,666	2.56%

Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024.

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments (1)	Cash Collateral Pledged	Net Amount
Insider Buying
Liabilities
Securities Loaned	US Bank	$5,333,837	$—	$5,333,837	$(5,333,837)	$—	$—

Dynamic Alpha
Liabilities
Securities Loaned	US Bank	$7,081,163	$—	$7,081,163	$(7,081,163)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

(8) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Energy	Map/Global	Lyons/Tactical	Dynamic
Owner	Infrastructure	Equity	Allocation	Alpha
Pershing	—	—	35.0%	—
LPL Financial, LLC *	36.3%	—	—	—
Charles Schwab & Co., Inc.	—	32.3%	—	32.6%

*	These owners are comprised of multiple investors and accounts.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

(9) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/Lyons Tactical Allocation Fund and Catalyst Dynamic Alpha Fund and Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/Lyons Tactical Allocation Fund, and Catalyst Dynamic Alpha Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 29, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Dynamic Commodity Strategy Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, and Catalyst Enhanced Income Strategy Fund

In connection with a meeting held on May 8, 9, and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst/Warrington Strategic Program Fund (“Warrington SP”), Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Dynamic Commodity Strategy Fund (“Millburn DCS”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst/Lyons Tactical Allocation Fund (“Lyons TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) and Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”) (collectively, the “Catalyst Renewal Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Renewal Funds, comparative fee and expense information, and profitability from advising the Catalyst Renewal Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services: The Board reviewed Catalyst’s corporate structure, officers, and compliance record and reviewed the key personnel servicing the Catalyst Renewal Funds, noting their expertise and years of experience. The Board considered that Catalyst provided continuous oversight of the sub-advisers for the Catalyst Renewal Funds noting that Catalyst assessed and monitored portfolio risk for the Catalyst Renewal Funds and oversaw each sub-advisers’ risk management program. The Board noted that Catalyst continued expansion of its investment operations and resources. The Board discussed Catalyst’s compliance program, and the observations of the Trust’s chief compliance officer related to the program. The Board considered the extent of services provided by Catalyst, including valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board agreed that the adviser was appropriately focused on risk management, which was beneficial to the Catalyst Renewal Funds and their respective shareholders. The Board concluded that Catalyst’s services to the Funds were comprehensive, and the quality of service met the Board’s expectations.

Performance. The Board reviewed the performance for each Catalyst Renewal Fund in relation to its peer group, Morningstar category and benchmark index.

Catalyst SA: The Board observed that Catalyst SA significantly outperformed its peer group average, Morningstar category and benchmark indexes, for all time periods with the exception of the S&P 500 TR Index for the 1-year period. The Board noted the inception performance numbers contained the performance data from the prior strategy which was significantly different than the current strategy.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Warrington SP: The Board commented that Warrington SP underperformed its peer group average, Morningstar category and benchmark index for the 1-year, 5-year and 10-year periods but outperformed its peer group for the 3-year period. The Board noted that Catalyst explained that Warrington SP did not have the same level of long equities exposure as the funds in its peer group. The Board acknowledged that Warrington SP had changed its investment strategies and not all time periods were equally relevant and noted the Fund had provided strong returns in prior down markets.

Catalyst Shield: The Board discussed that Catalyst Shield underperformed its peer group and Morningstar category over the 3-year and 5-year periods but outperformed its peer group for the 1-year period. The Board observed that Catalyst Shield underperformed the benchmark index for all time periods. The Board recognized that Catalyst attributed the recent underperformance to Catalyst Shield’s losses on short-term credit used as collateral in the portfolio and the strong returns of the S&P 500.

Millburn DCS: The Board discussed that Millburn DCS outperformed the Bloomberg Commodity Index but underperformed the Peer Group and Morningstar Systematic Trend category and Morningstar Broad Basket category for the 1-year period. The Board noted that Millburn DCS underperformed its peer group, benchmark index and Commodities Broad basket Morningstar Category for all other periods. The Board recognized that Millburn DCS changed sub-adviser and investment strategy in 2021 so not all time periods were equally relevant to assessing Millburn DCS, and that the new strategy should be given additional time to fully assess its performance.

Millburn HS: The Board observed that Millburn HS outperformed its peer group average, Macro Trading Morningstar Category and BofA US 3-Month Treasury Bill TR Index over all time periods. The Board commented that Millburn HS underperformed the Multi-strategy Morningstar category for the 1-year period, Systematic Trend Morningstar category for the 5-year period and Credit Suisse MF Hedge Fund Index for the 3-year and 5-year periods. The Board recognized that the Fund trailed its benchmark, the S&P 500 index for all periods but noted that the investment strategy was not designed to outperform the S&P 500 in times of strong markets.

Catalyst HE: The Board observed that Catalyst HE significantly outperformed its peer group average, the Derivative Income and the Options Trading Morningstar categories and outperformed the S&P 500 TR Index for the 1-year period. The Board commented that Catalyst HE had underperformed its peer group average, the Derivative Income and the Options Trading Morningstar categories and S&P 500 TR Index and NASDAQ-100 Index for the 3-year and 5- year periods. The Board noted that Catalyst HE changed strategies in 2020 and therefore the 1- and 3-year time periods were the most relevant performance periods.

Catalyst IB: The Board noted that Catalyst IB had outperformed the benchmark index but underperformed its peer group average and Morningstar category for the 1-year period. The Board acknowledged that Catalyst explained that Catalyst IB outperformed the S&P 500 as a result of strategic stock selections but underperformed the peer group and Morningstar category because its portfolio did not include some of the top performers included in the peer group’s portfolios and benchmark index. The Board noted that Catalyst IB underperformed its peer group average, Morningstar category and benchmark index for the 3-, 5-, and 10-year periods. The Board observed that Catalyst explained this underperformance was a largely result of Catalyst IB’s defensive positioning in March and April 2020.

Catalyst Energy: The Board noted that Catalyst Energy underperformed its peer group average for the 1-year, 5- year and since inception periods and underperformed its Morningstar category for the 1-year period. The Board recognized that Catalyst Energy outperformed its peer group average and Morningstar category for the 3-year period. The Board noted that Catalyst Energy underperformed the Alerian MLP TR Index across all periods but recognized that SL Advisors attributed the underperformance to the returns of corporations underperforming MLPs. The Board observed that as a registered investment company, Catalyst Energy had additional restrictions on its investments that the benchmark index did not.

MAP Global Equity: The Board discussed that MAP Global Equity underperformed its peer group average, Morningstar category and benchmark indexes for all periods. The Board observed that Catalyst noted that the Fund did not invest in the “magnificent 7” stocks which led to higher returns for the peer group.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

MAP Global Balanced: The Board noted that MAP Global Balanced underperformed its peer group average, Morningstar category, MSCI ACWI Index and blended indexes for all time periods. The Board acknowledged Catalyst’s explanation that MAP Global Balanced underperformed the benchmarks for the 1-year period due to the Fund’s lack of exposure to the “magnificent 7” securities along with the over exposure to and losses in the utilities sector. The Board noted for the 3- and 5-year periods, Catalyst attributed the underperformance to over exposure in the Consumer Staples, Communications Services and Energy sectors.

Lyons TA: The Board noted that Lyons TA had strong 1-year performance and outperformed all benchmarks for the 1-year and since inception periods but underperformed all benchmarks for the 3-year period. The Board observed that the Fund outperformed its peer group average and Morningstar category but underperformed the Lipper Flexible Portfolio Funds Index for the 5-year period. The Board noted Catalyst’s explanation that the 3-year underperformance was due to Lyons TA’s defensive positioning in July 2022 – May 2023.

Catalyst DA: The Board observed Catalyst DA underperformed its peer group average, Morningstar category and S&P 500 TR Index for the 1-year, 5-year and since inception periods. The Board noted that Catalyst DA outperformed its peer group average and Morningstar category for the 3-year period but slightly trailed the benchmark index. The Board recognized that Catalyst attributed the underperformance to the lack of large cap stocks in Catalyst DA.

Catalyst Insider: The Board observed that Catalyst Insider had outperformed the Short-Term Bond Morningstar category and the Bloomberg US Government/Credit 1-3 Year TR Index for the 1-, 3- and 5-year periods. The Board discussed that Catalyst Insider performed similarly to but trailed the peer group average for all time periods.

SMH High Income: The Board commented that SMH High Income had outperformed its peer group average, Morningstar category and BofA Merrill lynch US Cash Pay High Yield Index for the 1- and 5-year periods and provided similar performance for the 3-year period. The Board noted SMH High Income underperformed all benchmarks for the 10-year period. The Board discussed that Catalyst noted the 10-year underperformance included commodity exposure from 2014-2015 but that since that time, the strategy had performed well.

SMH Total Return: The Board discussed that SMH Total Return performed in line with its peer group average and outperformed all other benchmarks for the 1-year period other than the S&P 500 TR Index and blended index. The Board noted that SMH Total Return outperformed the peer group average, Morningstar category and BofA Merrill lynch US Cash Pay High Yield Index for the 3- and 5-year periods but trailed all benchmarks for the 10-year period. The Board recognized that Catalyst attributed the underperformance to SMH Total Return’s strategy of not being fully invested in equities and, therefore, it should not be expected to track the performance of the S&P 500 in strong markets.

CIFC SSI: The Board noted that CIFC SSI outperformed its peer group average and Morningstar category for all periods but underperformed the S&P LSTA US Leveraged Loan 100 Index for all periods. The Board discussed that CIFC SSI had changed its sub-adviser and, therefore, the most relevant periods were the 1-, 3-, and 5-year periods.

Catalyst EIS: The Board observed that Catalyst EIS underperformed all of its benchmarks for the 1-year period but outperformed all benchmarks since inception. The Board noted Catalyst EIS outperformed the Bloomberg US Aggregate Bond Index and Bloomberg MBS Index for the 3- and 5-year periods and peer group average for the 5- year period but trailed both Morningstar categories for the same periods. The Board discussed that Catalyst explained that Catalyst EIS had been forced to sell securities in a weak market which hurt overall performance.

After further discussion, the Board concluded that the performance of each Catalyst Renewal Fund was acceptable.

Fees and Expenses: The Board discussed the advisory fee paid by each of the Catalyst Renewal Funds and compared it to the fees charged to the peer group funds, and the funds in each of the Catalyst Renewal Funds’ Morningstar category. The Board reviewed the expense limitation agreements in place with respect to the Catalyst Renewal Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Milburn HS, which did not have an expense limitation agreement in place. The Board reviewed the allocation of fees between Catalyst and the various sub-advisers, based on the sub-advisory fees paid to the sub-advisers for the applicable Funds by the adviser, in comparison to the level of service provided by Catalyst and each sub-adviser. The Board noted that the agreement between Catalyst and each sub-adviser was the product of an arm’s length negotiation

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Catalyst SA: The Board noted that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the high for each. The Board added that the net expense ratio was above the median and average for the Morningstar category but was below the median and average for the peer group.

Warrington SP: The Board noted that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the high for each. The Board added that the net expense ratio was above the median and average for the Morningstar category but was below the median and average for the peer group.

Catalyst Shield: The Board observed that both the advisory fee and net expense ratio were higher than the medians and averages of its peer group and Morningstar category but were significantly below the highs of each.

Millburn DCS: The Board observed the advisory fee was above the median and averages for the peer group and Systematic Trend and Commodities Broad Basket Morningstar categories. The Board added the Millburn DCS’ advisory fee was below the highs for the peer group and Systematic Trend Morningstar category but was the highest for the Commodities Broad Basket Morningstar category. The Board noted that the net expense ratio was the highest for the Commodities Broad Basket Morningstar category and was below the high for the Systematic Trend Morningstar category. The Board recognized Catalyst’s explanation that Millburn DCS did not fit well into either of the Morningstar categories given the Fund’s managed future-type strategy and that when the fee waiver was taken into effect, the net advisory fee received after waivers was below the peer group average and within the range of both Morningstar categories.

Millburn HS: The Board observed the advisory fee was tied for the high of the Macro Trading Morningstar category at 1.75% but was below the highs for the peer group, Multi-strategy Morningstar category and Systematic Trend Morningstar category. The Board noted that the net expense ratio was above the average and medians but well within the range for the peer group and all three Morningstar categories.

Catalyst HE: The Board acknowledged the advisory fee and net expense ratio were above the high for the Derivatives Income Morningstar category but noted both were within the ranges for the peer group, and Option Trading Morningstar category. The Board discussed Catalyst’s explanation that the fees were justified given the specialized nature of the Fund and that the Option Trading Morningstar category included more similar funds to Catalyst HE than the Derivative Income Morningstar category and therefore provided a better reference.

Catalyst IB: The Board discussed that the advisory fee of 1.00% was above the median and average for the peer group and Morningstar category but was below the high of 1.25% and 1.95%, respectively. The Board added that the net expense ratio was above the median and average for the peer group and Morningstar category but below the highs for both.

Catalyst Energy: The Board discussed that Catalyst Energy’s advisory fee was tied for the high in both the peer group and Morningstar category. The Board commented that the expense ratio was above the median but below the average for the Energy Limited Partnership Morningstar category.

MAP Global Equity: The Board recognized the advisory fee for MAP Global Equity was tied for the high in the peer group at 1.00% but was below the high for the Morningstar category of 1.13%. The Board added that the expense ratio of 0.96% was slightly above the median and the average of the peer group but was below the high.

MAP Global Balanced: The Board acknowledged the advisory fee was in line with the high for the peer group but was within the range for the Global Allocation Morningstar category. The Board noted MAP Global Balanced’s expense ratio was slightly above the median for the peer group and median and averages for the Morningstar category but was significantly below the highs of each.

Lyons TA: The Board noted that the advisory fee of 1.25% for Lyons TA was higher than the average and median of the peer group and Morningstar category but was in line with the high of the peer group. The Board discussed that the net expense ratio for Lyons TA was well below the median and average expense ratio of the peer group and below the Morningstar category median and average expense ratio.

Catalyst DA: The Board observed that the advisory fee and net expense ratio were higher than the averages and medians of the peer group and Morningstar category, but lower than the highs of each.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Catalyst Insider: The Board discussed that the advisory fee for Catalyst Insider was above the median and average for the Short-Term Bond and High Yield Morningstar categories but was slightly above the median and in line with the average advisory fee for the peer group. The Board noted the advisory fee was well below the highs for both Morningstar categories. The Board added that the expense ratio was tied with the peer group average and below the median and was within the range for both Morningstar categories.

SMH High Income: The Board observed that the advisory fee and net expense ratio of 1.00% and 1.27%, respectively, were higher than the averages and medians of the peer group and Morningstar category but were both significantly lower than the highs of each.

SMH Total Return: The Board noted the advisory fee for SMH Total Return was above the median and average for the peer group and Moderately Conservative Allocation Morningstar category but was within the range for both. The Board commented that the net expense ratio was above the median and average for the peer group and Morningstar category and was well below the high for the peer group and in line with the high for the Morningstar category.

CIFC SSI: The Board recognized that the advisory fee was higher than the high for the peer group and the Bank Loan Morningstar category. The Board noted that the net expense ratio was equal to the peer group average, but higher than the median, and above the median and average of the Morningstar category but well below the highs of each. The Board discussed that the Fund was actively managed and that its portfolio focused on bank loans and other asset backed securities which required special expertise and experience. The Board noted Catalyst’s explanation that with the expense limitation in place, the net earned advisory fee was 0.60%, which was within range of its peer group and Morningstar category.

Catalyst EIS: The Board discussed that the advisory fee was below the high for the Non-Traditional Bond Morningstar category but was above the high for the peer group and in line with the high for the Multisector Bond Morningstar Category. The Board recognized the net expense ratio was below the median for the peer group but above the average and above the median and average for both Morningstar categories but well below the highs for each. The Board observed that Catalyst explained that with the expense limitation in place, the net earned advisory fee was 1.22% which is within the range of the peer group and both Morningstar categories.

The Board concluded that the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst, and discussed Catalyst’s profitability from its services to each of the Catalyst Renewal Funds. The Board considered the soft dollar benefits received by Catalyst. The Board noted that Catalyst operated Catalyst IB, Catalyst SA, MAP Global Balanced, SMH High Income, Catalyst HE, and Warrington SP at a loss, thus excessive profitability was not an issue. The Board reviewed that the other Catalyst Renewal Funds all generated a profit for Catalyst and discussed the level of profit of each Fund in actual dollars and as a percent or revenue. The Board determined these profits were not excessive.

Economies of Scale. The Board noted that the Catalyst Agreement did not contain breakpoints reducing the fee rate on assets based on certain specified levels. The Board noted that the shareholders of most of the Catalyst Renewal Funds received a benefit from the expense limitation agreements in place. The Board discussed the additional benefits that could be provided to shareholders if the Catalyst Renewal Funds reached asset levels that provide material economies of scale and determined it would review break points again as the Catalyst Renewal Funds increased AUM. The Board added that no Catalyst Renewal Fund had reached such levels where profits were excessive and agreed to revisit the issue of breakpoints at the Catalyst Agreement’s next renewal.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of each Catalyst Renewal Fund and its respective shareholders.

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

Michael Schoonover

By	/s/ Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 9/3/2024

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 9/3/2024